                                                                                                           AMERICAN CENTURY

                                                                                                     File No. 333- 113364

As filed on April 12, 2004

                                          U.S. SECURITIES AND EXCHANGE COMMISSION

                                                   Washington, DC 20549

                                                         FORM N-14
                                REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|
                                               Pre-Effective Amendment No. 1
                                             Post-Effective Amendment No. |_|
                                             (Check appropriate box or boxes)

                                                  American Skandia Trust
                                    (Exact Name of Registrant as Specified in Charter)

                                                      (203) 926-1888
                                             (Area Code and Telephone Number)

                                                    One Corporate Drive
                                                     Shelton, CT 06484
                                          Address of Principal Executive Offices:
                                          (Number, Street, City, State, Zip Code)

                                                 Edward P. Macdonald, Esq.
                                        Assistant Secretary, American Skandia Trust
                                                    One Corporate Drive
                                                     Shelton, CT 06484
                                          Name and Address of Agent for Service:
                                       (Number and Street) (City) (State) (Zip Code)

                                                        Copies to:

                                                    Chris Palmer, Esq.
                                                      Shea & Gardner
                                               1800 Massachusetts Avenue, NW
                                                  Washington, D.C. 20036

                                 Approximate Date of Proposed Public Offering: As soon as
                              practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE ON APRIL 5, 2004, PURSUANT TO RULE 488 UNDER THE SECURITIES ACT OF
1933, AS AMENDED.

Title of the securities being registered:  Shares of beneficial interest of the AST American Century Income & Growth
Portfolio of American Skandia Trust.  No filing fee is due because Registrant is relying on Section 24(f) of the
Investment Company Act of 1940, as amended.

                                                                                                     American Skandia Life
                                                                                                     Assurance Corporation
                                                                                                       One Corporate Drive
                                                                                                              P.O. Box 883
                                                                                                    Shelton, CT 06484-0883
                                                                                                  Telephone (203) 926-1888
                                                                                                        Fax (203) 929-8071

April 6, 2004

Dear Valued Customer,

As an American Skandia Life Assurance  Corporation  ("ASLAC")  contract owner or policy holder who beneficially owns shares of the AST MFS Growth with Income Portfolio ("MFS  Portfolio") of American  Skandia Trust (the "Trust"),  you are cordially invited to a special  meeting of the  shareholders  of the MFS Portfolio to be held at the offices of ASLAC,  One Corporate
Drive, Shelton, CT, on April 27, 2004 at 10:00 a.m.

The special meeting is very important to the future of the MFS Portfolio.  At the special  meeting,  shareholders are being asked  to  approve  or  disapprove,  as  more  fully  described  in the  attached  Prospectus/Proxy  Statement,  a Plan  of
Reorganization  that would result in shares of the MFS Portfolio  that you  beneficially  own being  exchanged for those of the AST American  Century Income & Growth  Portfolio of the Trust  ("American  Century  Portfolio"  and,  together with MFS
Portfolio,  the  "Portfolios").  The  Trustees of the Trust  unanimously  recommend  that you  consider  and  approve  this proposal.  If the  shareholders  of the MFS  Portfolio  approve  the  proposal,  you will  beneficially  own  shares of the
American  Century  Portfolio equal in value to your  investment in the MFS Portfolio.  You will no longer own shares of the
MFS Portfolio, and the MFS Portfolio will no longer exist.

You will not have a taxable gain or loss on the exchange of your shares in the proposed transaction.

American Skandia Investment  Services,  Incorporated and Prudential  Investments LLC, the Portfolios'  investment managers, believe that  combining the assets of the  Portfolios  is  appropriate  and that the single,  larger fund that would result from the transaction may be able to benefit from reduced trading costs and increased operational  efficiencies,  leading to reductions in the expenses that are borne by shareholders for the operation of the MFS Portfolio.

Your  vote is  important  no  matter  how  large or small  your  holdings  are.  We urge you to read the  Prospectus/Proxy
Statement  thoroughly  and to indicate  your voting  instructions  on the enclosed  Proxy  Card(s),  date and sign it, and return it promptly  in the  envelope  provided  to be  received by American  Skandia on or before the close of business on
April 26, 2004.  The shares that you  beneficially  own will be voted in  accordance  with  instructions  received by that date.  All shares of the MFS Portfolio  for which  instructions  are not received will be voted in the same  proportion as the votes cast by contract owners on the proxy issues presented.

Any  questions or concerns you may have  regarding the special  meeting or the proxy should be directed to your  financial representative.

Sincerely,

David R. Odenath, Jr.
President and Chief Executive Officer
American Skandia Life Assurance Corporation

                                             SPECIAL MEETING OF SHAREHOLDERS
                                        OF THE AST MFS GROWTH WITH INCOME PORTFOLIO
                                                            OF
                                                  AMERICAN SKANDIA TRUST

                                                        To be held
                                                      April 27, 2004

To the Shareholders of the AST MFS Growth with Income Portfolio of American Skandia Trust:

         Notice is hereby given that a Special Meeting of  Shareholders  of the AST MFS Growth with Income  Portfolio ("MFS
Portfolio") of American Skandia Trust (the "Trust"),  will be held at One Corporate Drive,  Shelton,  Connecticut  06484 on
April 27, 2004 at 10:00 a.m. Eastern Time, or at such adjourned time as may be necessary to vote (the  "Meeting"),  for the following purposes:

         I.       To approve a Plan of  Reorganization  of the Trust on behalf of the MFS  Portfolio  and the AST  American
Century  Income & Growth  Portfolio of the Trust  ("American  Century  Portfolio"),  that provides for the  acquisition  of substantially  all of the  assets  of MFS  Portfolio  in  exchange  for  shares  of the  American  Century  Portfolio,  the distribution of such shares to the shareholders of the MFS Portfolio,  and the complete  liquidation and dissolution of the
MFS Portfolio.

II.      To transact such other business as may properly come before the Meeting or any adjournment thereof.

A copy of the Plan of Reorganization is attached as Exhibit A to the Prospectus/Proxy Statement.

         The matters referred to above are discussed in detail in the  Prospectus/Proxy  Statement attached to this Notice.
The Board of Trustees  has fixed the close of business  on March 2, 2004 as the record  date for  determining  shareholders entitled to notice of, and to vote at, the  Meeting,  and only holders of record of shares at the close of business on that date are  entitled to notice of, and to vote at, the  Meeting.  Each share of the MFS  Portfolio is entitled to one vote on each proposal.

         You are cordially  invited to attend the Meeting.  If you do not expect to attend,  you are requested to complete, date  and  sign  the  enclosed  form  of  proxy  and  return  it  promptly  in the  envelope  provided  for  that  purpose.
Alternatively,  you may vote  electronically as described in the  Prospectus/Proxy  Statement.  The enclosed proxy is being solicited on behalf of the Board of Trustees.

YOUR VOTE IS  IMPORTANT.  IN ORDER TO AVOID THE  UNNECESSARY  EXPENSE  OF  FURTHER  SOLICITATION,  WE URGE YOU TO  INDICATE
VOTING  INSTRUCTIONS ON THE ENCLOSED PROXY,  DATE AND SIGN IT, AND RETURN IT PROMPTLY IN THE ENVELOPE  PROVIDED,  NO MATTER
HOW LARGE OR SMALL YOUR  HOLDINGS  MAY BE. YOU MAY REVOKE IT AT ANY TIME PRIOR TO ITS USE.  THEREFORE,  BY  APPEARING  AT A
MEETING, AND REQUESTING REVOCATION PRIOR TO THE VOTING, YOU MAY REVOKE THE PROXY AND YOU CAN THEN VOTE IN PERSON.

By order of the Board of Trustees

Edward P. Macdonald
Assistant Secretary
American Skandia Trust

April 6, 2004

                                                prospectus/proxy statement
                                                     TABLE OF CONTENTS

                                                                                                               Page
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         Exhibit B - Prospectus for the AST MFS Growth with Income Portfolios and the AST
                  American Century Income & Growth Portfolio dated May 1, 2003..........................(enclosed)
         Exhibit C - AST Annual Report to Shareholders for fiscal year ended
                  December 31, 2003.....................................................................(enclosed)

                                                  AMERICAN SKANDIA TRUST
                                                    One Corporate Drive
                                                       P.O. Box 883
                                                Shelton, Connecticut 06484

                                                PROSPECTUS/PROXY STATEMENT
                                                    Dated April 6, 2004

                                             Acquisition of the Assets of the

                                           AST MFS Growth with Income Portfolio

                    By and in exchange for shares of the AST American Century Income & Growth Portfolio

         This Prospectus/Proxy  Statement is furnished in connection with a Special Meeting (the "Meeting") of shareholders the AST MFS Growth with Income Portfolio (the "MFS  Portfolio"),  a series of American Skandia Trust (the "Trust"),  called by the Trust to approve or disapprove a Plan of  Reorganization  (the "Plan").  If  shareholders  of the MFS Portfolio vote to approve the Plan, you will receive shares of the AST American Century Income & Growth  Portfolio (the "American  Century
Portfolio" and, together with the MFS Portfolio, each, a "Portfolio" and collectively,  the "Portfolios"),  a series of the
Trust,  equal in value to your investment in shares of the MFS Portfolio,  as provided in the Plan and described at greater length below.  The MFS Portfolio will then be liquidated and dissolved.

         The  Meeting  will be held at One  Corporate  Drive,  Shelton,  Connecticut  06484 on April 27, 2004 at 10:00 a.m.
Eastern  Time.  The Board of  Trustees  of the Trust is  soliciting  these  proxies  on behalf of the MFS  Portfolio.  This
Prospectus/Proxy Statement will first be sent to shareholders on or about April 9, 2004.

         The Trust serves  primarily  as an  underlying  mutual fund for  variable  annuity  contracts  and  variable  life
insurance  policies  ("variable  insurance  products")  issued  by  life  insurance  companies   ("Participating  Insurance
Companies"),  including American Skandia Life Assurance Corporation ("ASLAC"),  an affiliate of American Skandia Investment
Services,  Inc. ("ASISI").  ASLAC holds assets invested in these contracts and policies in various variable accounts,  each of which  is  divided  into  sub-accounts  investing  exclusively  in a mutual  fund or in a  portfolio  of a mutual  fund.
Therefore,  variable  annuity  contract  owners and variable life  insurance  policy  holders  ("Contractowners")  who have allocated their account values to applicable  sub-accounts of the ASLAC Variable  Account B are indirectly  invested in the
MFS Portfolio  through their  contracts or policies and should  consider  themselves  shareholders of the MFS Portfolio for purposes of this  Prospectus/Proxy  Statement.  ASLAC is required to offer  Contractowners  the opportunity to instruct it, as owner of record of shares held in the MFS  Portfolio by its separate  accounts,  as to how it should vote on the Plan at the Meeting and at any adjournments thereof.

         The primary  investment  objective of the MFS  Portfolio is to seek  long-term  growth of capital with a secondary objective to seek reasonable  current income.  The primary  investment  objective of the American  Century  Portfolio is to seek capital  growth and its secondary  objective is to seek current  income.  Each Portfolio  invests  primarily in equity securities.

         This Prospectus/Proxy  Statement gives the information about the proposed reorganization and issuance of shares of the  American  Century  Portfolio  that you  should  know  before  investing.  You should  retain it for future  reference.
Additional  information  about the  American  Century  Portfolio  and the proposed  reorganization  has been filed with the
Securities and Exchange Commission ("SEC") and can be found in the following documents:

|_|      The Prospectus for the Portfolios  dated May 1, 2003 is incorporated  herein by reference and is included with and considered a part of this Prospectus/Proxy Statement.

|_|      The  Trust's  Annual  Report to  Shareholders  for fiscal year ended on  December  31,  2003 is included  with and considered a part of this Prospectus/Proxy Statement.

         You may request a free copy of the SAI relating to this  Prospectus/Proxy  Statement or other documents related to the Trust without charge by calling 1-800-752-6342 or by writing to the Trust at the above address.

         The SEC has not approved or  disapproved  these  securities  or passed upon the adequacy of this  Prospectus/Proxy
Statement.  Any representation to the contrary is a criminal offense.

         Mutual fund  shares are not  deposits or  obligations  of, or  guaranteed  or endorsed  by, any bank,  and are not insured by the Federal  Deposit  Insurance  Corporation  or any other U.S.  government  agency.  Mutual fund shares involve investment risks, including the possible loss of principal.

SUMMARY

         This is only a summary of certain information  contained in this Prospectus/Proxy  Statement.  You should read the more complete information in the rest of this  Prospectus/Proxy  Statement,  including the Plan (attached as Exhibit A) and the Prospectus for the Portfolios (attached as Exhibit B).

The Proposal

         You are being asked to consider and approve a Plan of  Reorganization  that will have the effect of combining  the
MFS Portfolio and the American  Century  Portfolio into a single mutual fund. If  shareholders of the MFS Portfolio vote to approve the Plan, the assets of the MFS Portfolio will be transferred to the American  Century  Portfolio in exchange for a then equal value of shares of the American  Century  Portfolio.  Shareholders  of the MFS Portfolio  will have their shares exchanged  for shares of the  American  Century  Portfolio  of equal dollar value based upon the value of the shares at the time the MFS  Portfolio's  assets are  transferred  to the  American  Century  Portfolio.  After the transfer of assets and exchange of shares have been  completed,  the MFS Portfolio will be liquidated and dissolved.  The proposed  reorganization is referred to in this  Prospectus/Proxy  Statement as the  "Transaction."  As a result of the Transaction,  you will cease to be a shareholder of the MFS Portfolio and will become a shareholder of the American Century Portfolio.

         For the reasons set forth in the "Reasons  for the  Transaction"  section,  the Board of Trustees of the Trust has determined  that the  Transaction  is in the best  interests  of the  shareholders  of the MFS  Portfolio  and the American
Century  Portfolio,  and has also concluded that no dilution in value would result to the  shareholders of either Portfolio as a result of the Transaction.

The Board of Trustees of the Trust,  on behalf of the MFS Portfolio and the American  Century  Portfolio,  has approved the
Plan and unanimously recommends that you vote to approve the Plan.

Shareholder voting

         Shareholders  who own shares of the MFS Portfolio at the close of business on March 2, 2004,  (the "Record  Date")
will be  entitled  to  instruct  ASLAC  how to vote at the  Meeting,  and  will be  entitled  to give  voting  instructions equivalent  to one vote for each full  share and a  fractional  vote for each  fractional  share  that they hold of the MFS
Portfolio.  To approve the Transaction for the  reorganization  of the MFS Portfolio,  the affirmative  vote of the holders of a  majority  of the total  number of shares of capital  stock of the MFS  Portfolio  outstanding  and  entitled  to vote thereon must be voted in favor of the Plan.

         Please provide voting  instructions  as soon as you receive this  Prospectus/Proxy  Statement.  You may place your voting  instructions  to ASLAC by completing  and signing the enclosed  ballot (the "proxy card") or by phone.  If you vote by either of these  methods,  your  votes will be  officially  cast at the  Meeting by ASLAC  acting  through  the  persons appointed as proxies.

         You can revoke or change your voting  instructions  at any time until the vote is taken at the  Meeting.  For more details about shareholder voting, see the "Voting Information" section of this Prospectus/Proxy Statement.

COMPARISONS OF IMPORTANT FEATURES OF THE FUNDS

The Investment Objective and Strategies of the Portfolios

         This section  describes the investment  policies of the MFS Portfolio and the American  Century  Portfolio and the
differences  between  them.  For a complete  description  of the  investment  policies  and risks of the  American  Century
Portfolio, you should read the Prospectus for the Portfolios that is enclosed with this Prospectus/Proxy Statement.

         The  investment  objectives  of the  Portfolios  are  comparable.  The  primary  investment  objective  of the MFS
Portfolio  is to seek  long-term  growth of capital with a secondary  objective  to seek  reasonable  current  income.  The primary  investment  objective of the American Century  Portfolio is to seek capital growth and its secondary  objective is to  seek  current  income.  The  investment  objective  for the  MFS  Portfolio  and the  American  Century  Portfolio  are
non-fundamental policies and can be changed without shareholder approval.

         The MFS  Portfolio  and the  American  Century  Portfolio  invest  primarily  in  equity  securities.  Each of the
Portfolios  pursues its investment  objective  through various  investment  strategies that are employed by the Portfolio's sub-advisor ("Sub-advisor").

         Pursuant to its investment  strategy,  the MFS Portfolio invests in common stocks and related securities,  such as preferred  stocks,  convertible  securities and depositary  receipts.  Under normal  circumstances,  the MFS Portfolio will invest at least 65% of its net assets in such  securities.  Generally,  the stocks in which the MFS  Portfolio  invests are anticipated  by the  Sub-advisor  to pay  dividends.  While the MFS Portfolio may invest in companies of any size,  the MFS
Portfolio  generally  focuses  on  companies  with  larger  market  capitalizations  that  the  Sub-advisor  believes  have sustainable  growth  prospects  and  attractive  valuations  based on current  and  expected  earnings  or cash  flow.  The
Sub-advisor  uses a "bottom  up," as opposed to "top down,"  investment  style in managing  the MFS  Portfolio.  This means that securities are selected based upon fundamental  analysis of individual  companies by the Sub-advisor.  In this regard, the  Sub-advisor  for the MFS  Portfolio  generally  selects  securities  without  regard to any defined  allocation  among industry  sectors  or other  similar  selection  criteria.  The MFS  Portfolio  may  invest up to 20% of its net  assets in foreign securities.

         The American Century Portfolio's  investment strategy utilizes  quantitative  management  techniques in a two-step process that draws heavily on automated  analytical  processes.  In the first step, the Sub-advisor ranks stocks,  focusing primarily  on the 1,500  largest  publicly  traded U.S.  companies  (measured by market  capitalization).  Using a computer model that combines  measures of a stock's value and measures of its growth  potential,  the  Sub-advisor  for the American
Century  Portfolio ranks such securities from the most  attractive to the least  attractive  based on value and growth.  To measure  value,  the  Sub-advisor  uses  ratios of stock  price to book value and stock  price to cash flow,  among  others indicators.  To measure growth,  the Sub-advisor uses, among other things,  the rate of growth in a company's  earnings and changes in its earnings  estimates.  Using a technique  called  portfolio  optimization,  the  Sub-advisor for the American
Century  Portfolio  builds a portfolio  of stocks  based on the ranking  described  above.  The goal is to create an equity portfolio that provides  better returns than the S&P 500(R)without taking on significant  additional  risk. The  Sub-advisor attempts to create a dividend  yield for the  Portfolio  that will be greater  than that of the S&P 500(R).  The  Sub-advisor intends to keep the American  Century  Portfolio as fully invested in stocks as  practicable  regardless of the movement of stock prices  generally.  Although the Sub-advisor does not currently  intend to do so, the American Century  Portfolio may invest an unlimited amount of its assets in the securities of foreign issuers.

         Thus, the MFS Portfolio  pursues its  investment  objective by focusing on issuers that the  Sub-advisor  believes have  sustainable  growth  prospects and attractive  valuations  based on earnings or cash flow, while the American Century
Portfolio  pursues its objective by relying  heavily on automated  processes and multiple  indicators that focuses on value and potential for growth.  In addition,  the MFS Portfolio is not  necessarily  linked to a particular  index,  whereas the
American Century  Portfolio is managed with reference to the S&P 500(R). The American  Century  Portfolio may invest a higher percentage of its assets in the  securities of foreign  issuers as compared to the MFS  Portfolio,  however,  this is not a primary investment strategy of the American Century Portfolio.

Other Non-Fundamental Investment Policies of the Portfolios

         Each  Portfolio  invests  primarily in stocks and related equity  securities.  Under certain  circumstances,  each
Portfolio may invest a portion of its assets in other types of investments  or employ  alternative  investment  strategies.
In general,  each  Portfolio  may invest in debt  securities  and certain  types of  derivatives.  As described  more fully below,  each  Portfolio  may have  limitations  on the  extent to which it may  pursue  these  types of  investments.  Both
Portfolios may make short sales "against the box" as described in the Trust's current Prospectus.

         The MFS Portfolio may invest in debt securities,  including variable and floating rate securities and zero coupon, deferred  interest and  payment-in-kind  bonds.  The MFS  Portfolio  may purchase and sell futures  contracts on securities indices,  foreign  currencies and interest  rates for hedging and  non-hedging  purposes.  The MFS Portfolio may also enter into forward contracts for the purchase or sale of foreign currencies for hedging and non-hedging purposes.

         The American Century Portfolio may invest in convertible debt securities,  equity-equivalent  securities,  foreign securities,  short-term  instruments  and  non-leveraged  stock index futures  contracts.  The Sub-advisor for the American
Century  Portfolio  believes that stock index futures  contracts can help the  Portfolio's  cash assets remain liquid while performing more like stocks.  Certain of these  derivative  securities may be described as  "index/structured"  securities, which are  securities  whose  value or  performance  is linked to other  equity  securities  (as in the case of  depositary receipts),  currencies,  interest rates,  securities indices or other financial indicators ("reference indices").  However, the American  Century  Portfolio may not invest in a derivative  security  unless the reference  index or the instrument to which it relates is an eligible  investment for the American Century  Portfolio.  For example,  a security whose underlying value is linked to the price of oil would not be a permissible  investment  because the American Century  Portfolio may not invest in oil and gas leases or futures.

         Although the Portfolios do not expect to do so  ordinarily,  during  periods of adverse  market  conditions,  each
Portfolio may invest all or  substantially  all of its assets  temporarily  in a defensive  manner.  When investing in this manner, the Portfolios may invest in high-grade,  short-term,  fixed-income  securities (which may include U.S.  Government securities)  or hold its assets in cash.  While a Portfolio  is in a defensive  position,  the  opportunity  to achieve its investment objective will be limited.

Fundamental Investment Restrictions of the Portfolios

         As noted above, a Portfolio may not change a fundamental  investment restriction without the prior approval of its shareholders.  A non-fundamental  investment policy,  however, may be changed without shareholder approval.  Each Portfolio has adopted  identical  fundamental  investment  restrictions,  which  limit a  Portfolio's  ability  to: (i) issue  senior securities;  (ii) borrow money (except for non-leveraging,  temporary or emergency purposes);  (iii) underwrite securities;
(iv)  purchase  or sell real  estate;  (v)  purchase  or sell  physical  commodities;  (vi) make loans  (except for certain securities  lending  transactions);  and (vii)  concentrate  its investments by investing more than 25% of the value of the
Portfolio's assets in securities of issuers having their principal business activities in the same industry.

         In addition,  each  Portfolio  has adopted a fundamental  investment  restriction  to diversify  its  investments.
Accordingly,  the MFS Portfolio and the American Century Portfolio are considered  "diversified funds" under the Investment
Company  Act of  1940  (the  "Investment  Company  Act").  This  means  that,  with  respect  to 75% of the  value  of each
Portfolio's total assets, each Portfolio invests in cash, cash items,  obligations of the U.S. Government,  its agencies or instrumentalities,  securities of other investment  companies and "other securities." The "other securities" are subject to the  requirement  that not more than 5% of total assets of the  Portfolio  will be invested in the  securities  of a single issuer  and that the  Portfolio  will  not  hold  more  than 10% of any  single  issuer's  outstanding  voting  securities.
Accordingly,  a Portfolio may not purchase the securities of any issuer if, as a result,  the Portfolio  would fail to be a diversified company within the meaning of the Investment Company Act and the rules and regulations promulgated thereunder.

Risks of Investing in the Portfolios

         Like all  investments,  an investment  in the  Portfolios  involves  risk.  There is no assurance  that any of the
Portfolios  will meet its investment  objective.  As with any mutual fund  investing  primarily in equity  securities,  the value of the securities  held by a Portfolio may decline.  Stocks can decline for many reasons,  including  reasons related to the particular  company,  the industry of which it is a part, or the securities  markets  generally.  These declines may be  substantial.  In addition,  there are certain  risks that are  associated  with the  particular  investment  strategies employed by each Portfolio.

         The MFS  Portfolio  is subject to similar  risks of other  investment  companies  that invest  primarily in common stocks.  In general,  the MFS Portfolio is subject to the risk that the value of the  securities  held by the Portfolio may decline in value,  either  because  of  changing  economic,  political  or market  conditions  or  because of the  economic condition  of the company  that  issued the  security.  These  declines  in value may be  substantial.  In light of the MFS
Portfolio's focus on  income-producing  large-cap stocks,  the risk and share price  fluctuations of the MFS Portfolio (and its potential for gain) may be less than many other  investment  companies that invest in stocks without regard for current income.  The MFS Portfolio may invest in foreign companies,  including  companies located in developing  countries,  and to the extent that it invests in such  securities,  it will be subject to risks  relating to  political,  social and  economic conditions abroad, risks resulting from differing  regulatory  standards in non-U.S.  markets, and fluctuations in currency exchange rates.

         The American Century  Portfolio is subject to similar risks.  Because the American Century Portfolio is managed to the S&P 500(R)Index,  its  performance  will be closely  tied to the  performance  of the S&P 500(R).  If the value of the S&P
500(R)declines,  it is likely that the American  Century  Portfolio's  share price will also decline.  The American  Century
Portfolio's  investments in  income-producing  stocks may reduce, at least to some degree, the American Century Portfolio's level of risk and share price  fluctuation--as  well as its potential for  gain--relative  to the S&P 500(R).  However,  if the stocks that make up the S&P 500(R)do not have a high dividend  yield at a given time,  then the American  Century  Portfolio will not have a high dividend  yield.  In addition,  to the extent that the American  Century  Portfolio  invests a greater percentage  of its assets in the  securities  of foreign  issuers as compared to the MFS  Portfolio,  the American  Century
Portfolio will be subject to greater risks associated with such foreign securities.

         For more information about the risks associated with the Portfolios'  investment  strategies,  see the Portfolios'
Prospectus,  and  for a more  detailed  discussion  of the  Portfolios'  investments,  see  the  Portfolios'  Statement  of
Additional Information, both of which are incorporated into this Proxy Statement by reference.

Federal Income Tax Considerations

         Each Portfolio is treated as a separate  entity for federal income tax purposes.  Each Portfolio has qualified and elected or  intends to qualify  and elect to be treated as a  "regulated  investment  company"  under  Subchapter  M of the
Internal  Revenue  Code of 1986,  as amended  (the  "Code"),  and intends to  continue  to so qualify in the  future.  As a regulated  investment  company,  a Portfolio  must,  among other  things,  (a) derive at least 90% of its gross income from dividends,  interest,  payments with respect to loans of stock and securities,  gains from the sale or other disposition of stock,  securities or foreign  currency and other income  (including  but not limited to gains from options,  futures,  and forward  contracts)  derived with respect to its business of investing in such stock,  securities or foreign currency;  and
(b) diversify  its holdings so that,  at the end of each quarter of its taxable year,  (i) at least 50% of the value of the
Portfolio's  total assets is represented by cash, cash items,  U.S.  Government  securities,  securities of other regulated investment  companies,  and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the
Portfolio's total assets,  and 10% of the outstanding  voting securities of such issuer,  and (ii) not more than 25% of the value of its total  assets is invested  in the  securities  of any one issuer  (other than U.S.  Government  securities  or securities of other regulated  investment  companies).  As a regulated  investment  company, a Portfolio (as opposed to its shareholders)  will not be  subject  to  federal  income  taxes on the net  investment  income  and  capital  gain  that it distributes  to its  shareholders,  provided  that at least 90% of its net  investment  income and realized net  short-term capital gain in excess of net long-term  capital loss for the taxable year is  distributed  in  accordance  with the Code's timing requirements

         The Transaction may entail various tax  consequences,  which are discussed under the caption "Tax  Consequences of the Transaction."

Management of the Trust and the Portfolios

         American Skandia Investment Services, Inc. ("ASISI"),  One Corporate Drive, Shelton,  Connecticut,  and Prudential
Investments LLC ("PI"),  Gateway Center Three,  100 Mulberry  Street,  Newark,  New Jersey,  serve as co-managers  (each an
"Investment  Manager" and together the  "Investment  Managers")  pursuant to an investment  management  agreement  with the
Trust on behalf of each Portfolio (the "Management  Agreement").  Under the Management Agreement,  PI, as co-manager,  will provide supervision and oversight of ASISI's investment  management  responsibilities  with respect to the Trust.  Pursuant to the Management  Agreement,  the Investment  Managers jointly administer each Portfolio's  business affairs and supervise each  Portfolio's  investments.  Subject to approval  by the Board of  Trustees,  the  Investment  Managers  may select and employ one or more  sub-advisors  for a Portfolio,  who will have primary  responsibility  for determining what investments the  Portfolio  will  purchase,  retain and sell.  Also subject to the approval of the Board of  Trustees,  the  Investment
Managers may reallocate a Portfolio's assets among sub-advisors  including (to the extent legally  permissible)  affiliated sub-advisors, consistent with a Portfolio's investment objectives.

         The Trust has obtained an exemption  from the SEC that permits an Investment  Manager to change  sub-advisors  for each of its series,  including the Portfolios and to enter into new sub-advisory  agreements without obtaining  shareholder approval  of such  changes.  Any such  sub-advisor  change  would be subject to  approval  by the Board of  Trustees of the
Trust.  This  exemption  (which is similar to  exemptions  granted to other  investment  companies  that are  operated in a similar manner as the Trust) is intended to facilitate the efficient  supervision  and  management of the  sub-advisors  by the Investment Managers and the Trustees of the Trust.

         With respect to the Portfolios,  the Investment Managers currently engage the following Sub-advisors to manage the investments of the Portfolios in accordance with the  Portfolio's  investment  objective,  policies and limitations and any
investment  guidelines  established  by  the  Investment  Managers.  Each  Sub-advisor  is  responsible,   subject  to  the
supervision  and control of the Investment  Managers,  for the purchase,  retention and sale of securities in a Portfolio's investment portfolio under its management.

         Massachusetts  Financial Services Company ("MFS"), which is located at 500 Boylston Street, Boston,  Massachusetts
02116,  serves as Sub-advisor for the MFS Portfolio,  as well as the AST MFS Global Equity Portfolio and the AST MFS Growth
Portfolio.  MFS and its predecessor  organizations  have a history of money management dating from 1924. As of December 31,
2003, the net assets under the management of the MFS organization were approximately $140.3 billion.

         The MFS Portfolio is managed by a committee  comprised of various portfolio managers under the general supervision of John D.  Laupheimer and Mitchell D. Dynan.  Both have managed the MFS Portfolio since its inception.  Mr.  Laupheimer is a Senior Vice  President of MFS, and has been employed by MFS in the  investment  management  area since 1981. Mr. Dynan is also a Senior Vice President of MFS, and has been employed by MFS in the investment management area since 1986.

         American Century  Investment  Management,  Inc.  ("American  Century"),  American Century Tower, 4500 Main Street,
Kansas City,  Missouri  64111,  serves as  Sub-advisor  for the  American  Century  Portfolio,  as well as the AST American
Century  International  Growth Portfolio and the AST American Century Strategic  Balanced  Portfolio.  American Century has
been providing  investment advisory services to investment  companies and institutional  clients since 1958. As of December
31, 2003,  American  Century and its affiliates  managed assets  totaling  approximately  $87.4 billion.  American  Century utilizes a team of portfolio  managers,  assistant  portfolio managers and analysts acting together to manage the assets of the Portfolios.

         The portfolio  manager  members of the portfolio team  responsible  for the day-to-day  management of the American
Century  Portfolio  are John  Schniedwind,  Kurt  Borgwardt,  Jeffrey R.  Tyler,  William  Martin  and  Vivienne  Hsu.  Mr.
Schniedwind  is Senior Vice  President  and Group Leader --  Quantitative  Equity for American  Century,  and has been with
American  Century since 1982. Mr. Borgwardt is Vice President and Senior Portfolio  Manager for American  Century,  and has
been with American  Century since 1990. Mr. Tyler,  Senior Vice President and Portfolio  Manager,  joined American  Century in 1988. Mr. Martin,  Vice President and Senior  Portfolio  Manager,  joined American  Century in 1989. Ms. Hsu,  Portfolio
Manager,  has been with American  Century since July 1997. All portfolio  manager members of the portfolio team noted above are Chartered Financial Analysts.

         Pursuant to the Management  Agreement,  ASISI receives a monthly investment  management fee for the performance of its services.  The  investment  management  fee is accrued daily for the purposes of  determining  the sale and  redemption price of a Portfolio's  shares.  ASISI pays each  Sub-advisor a portion of such fee for the performance of the sub-advisory services at no additional cost to a Portfolio.

         Under the Management  Agreement with respect to the MFS Portfolio,  the MFS Portfolio is obligated to pay ASISI an annual  investment  management  fee equal to 0.90% of its average daily net assets.  Under the  Management  Agreement  with respect to the American Century  Portfolio,  the American Century  Portfolio is obligated to pay ASISI an annual investment management fee equal to 0.75% of its average daily net assets.  Consequently,  the  shareholders  of the MFS Portfolio will pay investment  management fees at a lesser rates as a result of the  Transaction.  During the calendar year ended December
31, 2003,  the MFS Portfolio  paid  $794,851 in  investment  management  fees to ASISI.  If the fee rate  applicable to the
American  Century  Portfolio  had been in effect  during  such  period,  the MFS  Portfolio  would  have paid  $662,376  in investment management fees to ASISI.

         In addition,  ASISI has voluntarily  agreed to waive a portion of the investment  management fee equal to 0.05% of the  average  daily net  assets in excess of $1  billion  for each of the  Portfolios.  ASISI may  terminate  these  waiver agreements at any time after April 30, 2004.

         ASISI pays each  Sub-advisor a portion of the investment  management fee that ASISI receives from each  Portfolio.
ASISI pays such  sub-advisory  fees  without any  additional  expense to the  Portfolio.  The  Portfolios  have  comparable sub-advisory fee arrangements.

         With  respect to the MFS  Portfolio,  ASISI  pays MFS an annual  rate equal to the  following  percentages  of the combined  average daily net assets of the MFS  Portfolio,  the AST MFS Growth  Portfolio and the domestic  equity series of
American  Skandia  Advisor  Funds,  Inc.  that is managed by MFS:  0.40% of the portion of the combined  average  daily net assets not in excess of $300  million;  plus 0.375% of the  portion  over $300  million but not in excess of $600  million;
plus 0.35% of the portion  over $600  million  but not in excess of $900  million;  plus  0.325% of the  portion  over $900 million but not over $1.5 billion; plus 0.25% of the portion in excess of $1.5 billion.

         With respect to the American Century  Portfolio,  ASISI pays American Century an annual rate equal to 0.40% of the portion of the average daily net assets of the American  Century  Portfolio  not in excess of $100  million;  plus 0.35% of the portion of the net assets over $100  million  but not in excess of $500  million;  plus 0.30% of the portion of the net assets over $500 million.

         As a result of the Transaction,  at asset levels in excess of $100 million, ASISI will be required to pay a lesser portion of its investment  management fees for  sub-advisory  services in respect of the MFS Portfolio assets giving effect to the sub-advisory  fees payable to American  Century.  At asset levels above $1.5 billion,  ASISI will be required to pay a greater portion of its management fees for  sub-advisory  services in respect of the MFS Portfolio  assets as a result of the Transaction.  These sub-advisory fees are paid by the Investment Manager and are not paid by the Portfolios.

Distribution Plan

         The Trust has adopted a Distribution  Plan (the "Plan") under Rule 12b-1 of the  Investment  Company Act, which is applicable to each of its series,  including the Portfolios.  The Plan permits  American  Skandia  Marketing,  Incorporated
("ASMI") and Prudential  Investment  Management  Services LLC ("PIMS") to receive brokerage  commissions in connection with purchases  and sales of  securities  by the  Portfolios,  and to use these  commissions  to  promote  the sale of  variable contracts,  the premiums for which may be invested in shares of the Trust.  Under the Plan,  securities  transactions for a
Portfolio  may be  directed  to certain  brokers  for  execution  ("clearing  brokers")  who have agreed to pay part of the brokerage  commissions  received on these  transactions  to ASMI and PIMS for  "introducing"  transactions  to the clearing broker.  In  turn,  ASMI  and  PIMS  use the  brokerage  commissions  received  as an  introducing  broker  to pay  various distribution-related  expenses,  such as advertising,  printing of sales  materials and payments to dealers,  as well as to cover administrative costs associated with the operation of the Distribution Plan.

         Neither  Portfolio pays any type of fee or charge resulting from the Distribution Plan that it would not otherwise pay, nor is it expected that the brokerage  commissions  paid by either Portfolio will be higher as the result of directing commissions  under the  Distribution  Plan than would otherwise be the case.  Completion of the Transaction will not affect the operation of the Distribution Plan for the American Century Portfolio.

Valuation

         The net asset value per share ("NAV") of each  Portfolio is determined as of the time of the close of the New York
Stock  Exchange  (the "NYSE")  (which is normally  4:00 p.m.  Eastern Time) on each day that the NYSE is open for business.
NAV is  determined  by dividing the value of a  Portfolio's  total  assets,  less any  liabilities,  by the number of total shares  of that  Portfolio  outstanding.  In  general,  the  assets  of each  Portfolio  are  valued on the basis of market quotations.  However,  in certain  circumstances  where market  quotations are not readily  available or are believed to be inaccurate,  assets are valued by methods  that are  believed  to  accurately  reflect  their fair  value.  Because  NAV is calculated and purchases may be made only on business days, and because  securities  traded on foreign  exchanges may trade on other days, the value of a Portfolio's investments may change on days when shares cannot be purchased or redeemed.

Purchases, Redemptions, and Distributions

         Purchases of shares of the Portfolios may be made only by separate accounts of Participating  Insurance  Companies for the purpose of investing assets  attributable to variable annuity  contracts and variable life insurance  policies held by Contractowners,  or by qualified plans. The separate accounts of the Participating  Insurance  Companies place orders to purchase and redeem  shares of the Trust based on, among other  things,  the amount of premium  payments to be invested and the amount of  surrender  and  transfer  requests to be  effected  on that day under the  variable  annuity  contracts  and variable  life  insurance  policies.  Orders are  effected on days on which the NYSE is open for trading.  Orders  received before 4:00 P.M.  Eastern time are effected at the NAV  determined  as of 4:00 P.M.  Eastern Time on that same day.  Orders received after 4:00 P.M.  Eastern Time are effected at the NAV calculated  the next business day.  Payment for  redemptions will be made within  seven days after the  request is  received.  The Trust does not assess any fees,  either when it sells or when it redeems its securities.  However,  surrender  charges,  mortality and expense risk fees and other charges may be assessed by Participating  Insurance  Companies under the variable annuity  contracts or variable life insurance  policies.
Please  refer to the  prospectuses  for the  variable  annuity  contracts  and  variable  insurance  policies  for  further information on these fees.  Please refer to the  prospectuses  for the variable  annuity  contracts and variable  insurance policies for further information on these fees.

         Each Portfolio will distribute  substantially  all of its income and capital gains to shareholder  each year. Each
Portfolio will declare dividends, if any, annually.

Fees and expenses

         The  following  table  describes the fees and expenses  that  shareholders  may pay if they hold shares of the MFS
Portfolio  and the  American  Century  Portfolio,  as well as the  projected  fees and  expenses  of the  American  Century
Portfolio  after the  Transaction.  The  following  table does not reflect any fees and expenses of the variable  insurance products through which Portfolio shares are purchased.

                                                                         American        American Century
                                                                         ---------       ----------------
                                                     MFS Portfolio       Century             Portfolio
                                                     --------------      --------            ---------
                                                                        Portfolio      After Transaction 1
                                                                        ----------     -----------------
Shareholder Fees
(fees paid directly from your investment)
   Maximum Sales Charge (Load)
     Imposed on Purchases.........................        None             None                None
   Maximum Deferred Sales Charge (Load)...........        None             None                None
   Maximum Sales Charge (Load) Imposed on
     Reinvested Dividends.........................        None             None                None
   Redemption Fee.................................        None             None                None
   Exchange Fee...................................        None             None                None

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
       Management Fees 2..........................       0.90%            0.75%               0.75%
       Estimated Distribution (12b-1) Fees 3......       None             None                 None
       Other Expenses.............................       0.29%            0.24%               0.23%
                                                         -----            -----               -----
       Total Annual Portfolio Operating Expenses 4       1.19%            0.99%               0.98%
                                                         =====            =====               =====

        1 Projected expenses based on current and anticipated American Century Portfolio's expenses after the Transaction

        2 With respect to each Portfolio,  ASISI has voluntarily agreed to waive a portion of its fee equal to 0.05% of the average  daily net assets in excess of $1 billion of the  respective  Portfolio,  however,  neither  Portfolio  has reached $1 billion in assets.  The Investment  Manager may terminate these  voluntary  agreements at any time after
        April 30, 2004.

        3 As discussed  in greater  detail  above under "The  Distribution  Plan," the Trustees of the Trust have adopted a
        Distribution  Plan under Rule 12b-1 to permit ASMI and PIMS to receive  brokerage  commissions  in connection  with purchases  and sales of securities  held by the series of the Trust,  including  the  Portfolios,  and to use these commissions  to promote the sale of shares of the  portfolios.  While the  brokerage  commission  rates and amounts paid by a portfolio are not expected to increase as a result of the  Distribution  Plan, the staff of the SEC takes the position that  commission  amounts  received under the  Distribution  Plan should be reflected as  distribution expenses of the portfolio.  Accordingly,  commissions received by ASMI and PIMS under the Plan are reflected in the cost of securities  purchased  and the proceeds from the sale of  securities.  These  commissions  are shown in the
        Statements  of  Operations  as  "Distribution  Fees" and a  corresponding  reduction  "Fees Paid  Indirectly."  Net expenses of the  Portfolios  are  unaffected  by these  commissions.  For the fiscal year ended  December 31, 2003, commissions received by ASMI and PIMS totaled $0.

        4 The  Investment  Manager has  voluntarily  agreed to reimburse  the MFS  Portfolio  for its  operating  expenses, exclusive of taxes, interest,  brokerage commissions,  distribution fees and extraordinary  expenses, but inclusive of the management  fee,  which in the aggregate  exceed 1.35% of a Portfolio's  average net assets.  The Investment
        Manager has voluntarily  agreed to reimburse the American Century Portfolio for its operating  expenses,  exclusive of taxes,  interest,  brokerage  commissions,  distribution fees and extraordinary  expenses,  but inclusive of the management fee, which in the aggregate  exceed 1.25% of a Portfolio's  average net assets.  The Investment  Manager may terminate these voluntary agreements at any time.

Expense Examples

These  examples  are  intended to help you compare the cost of  investing  in the MFS  Portfolio  or the  American  Century
Portfolio  with the cost of investing in other mutual funds,  and the cost of investing in the American  Century  Portfolio after the  Transaction.  The examples assume that you invest $10,000,  that you receive a 5% return each year, and that the
Portfolios'  total  operating  expenses  remain the same.  Although your actual costs may be higher or lower,  based on the above assumptions your costs would be:

                                                           1 Year         3 Years         5 Years          10 Years
                                                           ------         -------         -------          --------
MFS Portfolio                                               $121            $378            $654            $1,443
American Century Portfolio                                   101             315             547             1,213
American Century Portfolio                                   100             312             542             1,201
(Projected after the Transaction)

Performance

         The bar charts show the  performance  of each  Portfolio  for each full  calendar  year the  Portfolio has been in operation.  The first table below each bar chart shows each such  Portfolio's  best and worst  quarters  during the periods included in the bar chart.  The second table shows the average  annual total  returns  before taxes for each  Portfolio for
2003 and since  inception,  as well as the average  annual total  returns after taxes on  distributions  and after taxes on distributions and redemptions for each Portfolio for 2003 and since inception.

         This information may help provide an indication of each  Portfolio's  risks by showing changes in performance from year to year and by comparing  each  Portfolio's  performance  with that of a  broad-based  securities  index.  The average annual  figures  reflect  sales  charges;  the other  figures do not,  and would be lower if they did.  All figures  assume reinvestment  of dividends.  Past  performance  does not  necessarily  indicate how a Portfolio will perform in the future.
The bar charts do not reflect any fees and expenses of the variable  insurance  products through which Portfolio shares are purchased.  If the bar charts reflected such fees and expenses, the performance would be lower.

MFS Portfolio
-------------

[graph]

                 ------------------------------------------ -----------------------------------
                 Best Quarter                               Worst Quarter
                 ------------------------------------------ -----------------------------------
                 ------------------------------------------ -----------------------------------
                 Up 13.60%, 2nd quarter 2003                Down 16.32%, 3rd quarter 2002
                 ------------------------------------------ -----------------------------------

                 ------------------------------------- -------------------- --------------------------------
                 Average annual total returns          Portfolio            Index:
                 For periods ended 12/31/03                                 Standard & Poors 500 Index
                 ------------------------------------- -------------------- --------------------------------
                 ------------------------------------- -------------------- --------------------------------
                 1 year                                21.71%               28.67%
                 ------------------------------------- -------------------- --------------------------------
                 ------------------------------------- -------------------- --------------------------------
                 Since Inception                       -3.79%               -3.35%
                 (10/18/99)
                 ------------------------------------- -------------------- --------------------------------

American Century Portfolio
--------------------------

[graph]

                  ------------------------------------ --------------------------------------
                  Best Quarter                         Worst Quarter
                  ------------------------------------ --------------------------------------
                  ------------------------------------ --------------------------------------
                  Up 6.72%, 4th Quarter 1998           Down 17.11%, 3rd Quarter 2002
                  ------------------------------------ --------------------------------------

                  ------------------------------------ ----------------- --------------------------------
                  Average annual total returns         Portfolio         Index:
                  For periods ended 12/31/03                             Standard & Poors 500 Index
                  ------------------------------------ ----------------- --------------------------------
                  ------------------------------------ ----------------- --------------------------------
                  1 year                               28.78%            28.67%
                  ------------------------------------ ----------------- --------------------------------
                  ------------------------------------ ----------------- --------------------------------
                  5 year                               0.74%             -0.57%
                  ------------------------------------ ----------------- --------------------------------
                  ------------------------------------ ----------------- --------------------------------
                  Since Inception (1/2/97)             5.19%             7.57%
                  ------------------------------------ ----------------- --------------------------------
                  *Prior to May 4, 1999, the AST American Century Income & Growth Portfolio was known as the AST Putnam
                  Value Growth and Income Portfolio, and Putnam Investment Management, Inc. served as Sub-advisor to the
                  Portfolio.

Other key features of the Portfolios

         Shares of each  portfolio of the Trust are sold only to separate  accounts of insurance  companies for the purpose of investing  assets  attributable to variable  insurance  products,  and to certain  tax-deferred  retirement  plans.  The separate  accounts  place orders to purchase and redeem  shares of the Trust at their net asset value based on, among other things,  the amount of premium  payments to be invested  and the amount of  surrender  or transfer  requests to be effected that day under the variable insurance  products.  There are no sales commissions  charged on the purchase or sale of shares of the Portfolios, although sales charges may apply to transactions in the variable insurance products.

         Each  Portfolio of the Trust  complies with the  diversification  requirements  of Section  817(h) of the Internal
Revenue Code of 1986, as amended (the "Code").  In general,  each  Portfolio  declares and  distributes a dividend from its net investment  income  annually,  and  distributes  any net realized long- and short-term  capital gains at least annually either during or after the close of the Portfolio's  fiscal year.  Distributions  are made to the various separate accounts
(not to Contractowners) in the form of additional shares (not in cash).

The  Transaction  may entail  various tax  consequences,  which are discussed  under the caption "Tax  Consequences  of the
Transaction."

REASONS FOR THE TRANSACTION

         The  Trustees,  including  all of the Trustees  who are not  "interested  persons" of the Trust (the  "Independent
Trustees"),  have  unanimously  determined that the Transaction  would be in the best interests of the  shareholders of the
MFS  Portfolio and the American  Century  Portfolio  and that the  interests of the  shareholders  of MFS Portfolio and the
American  Century  Portfolio would not be diluted as a result of the  Transaction.  At a meeting held on November 17, 2003, the Board considered a number of factors, including the following:

o  the compatibility of the Portfolios' investment objectives, policies and restrictions;

o the  relative  past and current  growth in assets and  investment  performance  of the  Portfolios  and their  respective future prospects for growth;

o  the relative expense ratios of the Portfolios and the impact of the proposed Transaction on the expense ratios;

o  the anticipated tax consequences of the Transaction with respect to each Portfolio and its shareholders;

o  the relative size of the MFS Portfolio as compared to the American Century Portfolio;

o        the past and anticipated future inability of the MFS Portfolio to achieve satisfactory asset growth; and

o        the potential  benefits of the proposed  Transaction to the  shareholders of each Portfolio,  including  long-term economies of scale.

         At the  November  19,  2003  meeting,  the  Investment  Managers  recommended  the  Transaction  to the Board.  In recommending the  Transaction,  the Investment  Managers  advised the Board that the Portfolios have comparable  investment objectives  and  policies  and  similar  investment  portfolios.  Moreover,  the  Investment  Managers  reported  that  the shareholders  of the MFS Portfolio will pay investment  management  fees at a lesser rate as  shareholders  of the American
Century  Portfolio.  Accordingly,  the  Investment  Managers  expressed the belief that the  Transaction  would benefit the shareholders of each of the Portfolios.  In this regard,  the Investment  Managers  advised the Board that, as of September
30, 2003, the MFS Portfolio had attracted net assets of approximately  $81,000,000,  while the American  Century  Portfolio had net assets of  approximately  $243,200,000 at that date. In addition,  the Investment  Managers  advised the Board that the  MFS  Portfolio  has  higher  total  cost  structures  and  higher  expense  ratios  (before  fee  waivers  or  expense reimbursements)  as  compared  to the  American  Century  Portfolio.  Accordingly,  by  merging  the  Portfolios,  the  MFS
Portfolio's  shareholders  would enjoy a greater asset base over which  expenses may be spread.  The Board  considered  the
Investment  Managers'  advice that if the merger is approved,  shareholders of the MFS Portfolio should realize a reduction in both the net  annual  operating  expenses  and  gross  annual  operating  expenses  (that is,  without  any  waivers  or reimbursements)  paid on their  investment,  although there can be no assurance that operational  savings will be realized.
In addition,  the Board  considered  that,  even though expenses would not  immediately  decrease for the American  Century
Portfolio,  the incremental  assets should help to stabilize  certain  non-distribution  related  expenses.  The Investment
Managers  also  expressed  their belief that a merger of the MFS  Portfolio  into the  American  Century  Portfolio  should facilitate  marketing efforts for the American Century  Portfolio and, in doing so,  potentially would enhance asset growth for the benefit of shareholders of both Portfolios.  In addition,  the Board was advised that the expenses  associated with the solicitation of proxies would be borne by the Investment Managers.

         The Board, including a majority of the Independent Trustees,  unanimously concluded that the Transaction is in the best interests of the  shareholders of the MFS Portfolio and the American  Century  Portfolio and that no dilution of value would  result  to the  shareholders  of  the  MFS  Portfolio  or the  American  Century  Portfolio  from  the  Transaction.
Consequently,  the Board  approved the Plan and  recommended  that  shareholders  of the MFS Portfolio  vote to approve the
Transaction.

         For the reasons discussed above, the Board of Trustees unanimously recommends that you vote For the Plan.

         If  shareholders  of the MFS Portfolio do not approve the Plan, the Board will consider other possible  courses of action for the MFS Portfolio,  including,  among others,  consolidation  of the MFS Portfolio with one or more funds of the
Trust other than the American Century Portfolio or unaffiliated funds.

INFORMATION ABOUT THE TRANSACTION

         This is only a summary of the Plan.  You should read the actual Plan attached as Exhibit A.

Closing of the Transaction

         If shareholders of the MFS Portfolio  approve the Plan, the Transaction  will take place after various  conditions are satisfied by the Trust on behalf of the MFS Portfolio and the American  Century  Portfolio,  including the  preparation of certain  documents.  The Trust will determine a specific date for the actual  Transaction to take place.  This is called the "closing  date." If the  shareholders  of the MFS  Portfolio  do not approve the Plan,  the  Transaction  will not take place and the Board will consider alternative courses of actions, as described above.

         If the shareholders of the MFS Portfolio  approve the Plan, the MFS Portfolio will deliver to the American Century
Portfolio  substantially  all of its assets on the  closing  date.  ASLAC  then will make a  conforming  exchange  of units between the  applicable  sub-accounts  in its  separate  accounts.  As a result,  shareholders  of the MFS  Portfolio  will beneficially own shares of the American Century  Portfolio that, as of the date of the exchange,  have a value equal to the dollar value of the assets  delivered to the American  Century  Portfolio.  The stock  transfer  books of the MFS Portfolio will be permanently  closed on the closing date.  Requests to transfer or redeem assets  allocated to the MFS Portfolio may be submitted  at any time before the close of the NYSE on the closing  date and  requests  that are received in proper form prior to that time will be effected prior to the closing.

         To the extent permitted by law, the Trust may amend the Plan without  shareholder  approval.  It may also agree to terminate  and abandon  the  Transaction  at any time  before or, to the extent  permitted  by law,  after the  approval by shareholders of the MFS Portfolio.

Expenses of the Transaction

         The  direct  expenses  resulting  from  the  Transaction  will  be  paid  by the  Investment  Managers  (or  their affiliates).  The Portfolios  will not incur any expenses  associated  with the  Transaction.  In addition,  it is expected that  the  portfolio  securities  of  each  of the MFS  Portfolio  will be  transferred  in-kind  to the  American  Century
Portfolio.  Accordingly, the Transaction will entail little or no expenses in connection with portfolio restructuring.

Tax Consequences of the Transaction

         The  Transaction is intended to qualify for U.S.  federal income tax purposes as a tax-free  reorganization  under
the  Code.  In  addition,   because  the  Portfolios  are  offered  through   tax-deferred   variable  insurance  products,
contractowners  generally  would  not  have any  reportable  gain or loss  for  federal  income  tax  purposes  even if the
Transaction does not qualify as a tax-free  reorganization.  It is a condition to each  Portfolio's  obligation to complete the  Transaction  that the Portfolios  will have received an opinion from Stradley  Ronon Stevens & Young,  LLP, based upon representations made by each Portfolio, and upon certain assumptions, substantially to the effect that:

         1. The  acquisition by the American  Century  Portfolio of the assets of the MFS Portfolio in exchange  solely for voting shares of the American Century  Portfolio and the assumption by the American  Century  Portfolio of the liabilities, if any, of the MFS Portfolio,  followed by the  distribution of the American  Century  Portfolio shares acquired by the MFS
Portfolio pro rata to its shareholders,  will constitute a reorganization  within the meaning of  Section 368(a)(1)  of the
Code,  and the American  Century  Portfolio and the MFS  Portfolio  each will be "a party to a  reorganization"  within the meaning of Section 368(b) of the Code;

         2. The  shareholders  of the MFS  Portfolio  will not  recognize  gain or loss upon the  exchange  of all of their shares  of the MFS  Portfolio  solely  for  shares  of the  American  Century  Portfolio,  as  described  in this  combined
Prospectus/Proxy Statement and the Plan;

         3. No gain or loss will be  recognized  by the MFS  Portfolio  upon the  transfer  of its  assets to the  American
Century  Portfolio in exchange  solely for shares of the American  Century  Portfolio  and the  assumption  by the American
Century  Portfolio of the  liabilities,  if any, of the MFS Portfolio.  In addition,  no gain or loss will be recognized by the American  Century  Portfolio on the distribution of such shares to the shareholders of the MFS Portfolio in liquidation of the MFS Portfolio;

         4. No gain or loss will be recognized by the American  Century  Portfolio  upon the  acquisition  of the assets of the MFS Portfolio in exchange solely for shares of the American  Century  Portfolio and the assumption of the  liabilities, if any, of the MFS Portfolio;

         5. American  Century  Portfolio's  basis for the assets  acquired  from the MFS Portfolio  will be the same as the basis of these  assets when held by the MFS  Portfolio  immediately  before the  transfer,  and the holding  period of such assets  acquired by the American  Century  Portfolio  will include the holding  period of these assets when held by the MFS
Portfolio;

         6. MFS Portfolio's  shareholders'  basis for the shares of the American  Century  Portfolio to be received by them pursuant to the reorganization will be the same as their basis in the MFS Portfolio's shares exchanged; and

         7. The holding  period of the American  Century  Portfolio  shares to be received by the  shareholders  of the MFS
Portfolio  will include the holding  period of their MFS Portfolio  shares  exchanged,  provided such MFS Portfolio  shares were held as capital assets on the date of the exchange.

         Notwithstanding  the above,  at any time prior to the closing date, any of the terms or conditions of the Plan may be waived by the Trust's  Board of Trustees if, in the  judgment of the Board of  Trustees,  such action or waiver will not have a material adverse affect on the benefits intended under the Transaction for the Portfolios and their shareholders.

         Contractowners  should  consult the  prospectuses  of their  variable  insurance  products for  information on the federal tax  consequences  of owning the product.  Contractowners  should also  consult  their tax advisors as to state and local tax  consequences,  if any, of the  Transaction,  because  this  discussion  only  relates to the federal  income tax consequences.

Characteristics of the American Century Portfolio shares

         Shares of the American  Century  Portfolio will be distributed to  shareholders of the MFS Portfolio and will have the same  legal  characteristics  as the  shares of the MFS  Portfolio  with  respect  to such  matters  as voting  rights, assessibility, conversion rights, and transferability.

Capitalizations of the Portfolios and Capitalization after the Transaction

         The following table sets forth, as of December 31, 2003, the  capitalization  of shares of the MFS Portfolio,  and the American  Century  Portfolio.  The table also shows the  projected  capitalization  of the American  Century  Portfolio shares as adjusted to give effect to the proposed  Transaction.  The  capitalization  of the American Century  Portfolio is likely to be different when the Transaction is consummated.

                                        MFS Portfolio      American                   American Century Portfolio Projected

                                                           Century
                                                          Portfolio      Adjustments            after Transaction
                                                                         -----------
                                         (unaudited)     (unaudited)     (unaudited)               (unaudited)
                                         -----------     -----------     -----------               -----------

Net assets (thousands).................       $109,339         $305,810                              $415,149

Total shares outstanding (thousands)...         12,996           25,581       (3,846)                  34,731

Net asset value per share..............          $8.41           $11.95                                $11.95

VOTING INFORMATION

Required Vote

         The affirmative vote of a majority of the total number of outstanding  shares of the MFS Portfolio is necessary to approve the Plan.  Each  shareholder  will be entitled to give  voting  instructions  equivalent  to one vote for each full share,  and a fractional  vote for each  fractional  share of the MFS Portfolio held at the close of business on the Record
Date.  If  sufficient  votes to approve the Plan are not received by the date of the Meeting,  the Meeting may be adjourned to permit further solicitations of proxies.

         ASLAC is the record owner of more than 99% of the MFS  Portfolio's  shares.  Shares of the Portfolio  that it owns will be voted by ASLAC  with  respect  to the  Plan in  accordance  with  instructions  received  in a timely  manner  from
Contractowners.  In addition,  ASLAC is entitled to vote shares for which no  instructions  are received and will vote such shares  (for the  Plan,  against  the Plan and  abstain)  in the same  proportion  as the  votes  cast in  accordance  with instructions  received  from  Contractowners.  ASLAC will  attend the meeting in person or by proxy and vote its shares for the Plan.  Therefore,  the  presence  at the  Meeting of ASLAC is  sufficient  to  constitute  a quorum  under the  Trust's
By-laws, and substantially all of the shares of the MFS Portfolio will be voted in some manner by ASLAC.

An  abstention  is not  counted  as an  affirmative  vote of the  type  necessary  to  approve  the  Plan  and,  therefore, instructions to ASLAC to abstain will have the same effect as a vote against the Plan.

How to vote

         You can vote your shares in any one of  three ways:
o........By mail, with the enclosed proxy card
o        In person at the Meeting*

                  o        By phone

         If you  simply  sign and date the proxy but give no voting  instructions,  your  shares  will be voted by ASLAC in favor of the Plan and in accordance with the views of management  upon any unexpected  matters that come before the Meeting or adjournment of the Meeting.

Revoking Proxies

         Contractowners  executing and returning voting  instructions may revoke such instructions at any time prior to its exercise  by written  notice of such  revocation  to the  Secretary  of the Trust,  by  execution  of a  subsequent  voting instructions, or by voting in person at the Meeting.*

Other matters

         The Board of  Trustees  of the Trust does not intend to bring any  matters  before  the  Meeting  other than those described in this  Prospectus/Proxy  Statement.  It is not aware of any other  matters to be brought  before the Meeting by others.  If any other  matter  legally  comes  before the Meeting,  it is intended  that the persons  named in the enclosed proxy will vote in accordance with their judgment.

Solicitation of voting instructions

         Voting instructions will be solicited principally by mailing this  Prospectus/Proxy  Statement and its enclosures, but instructions  also may be solicited by telephone,  facsimile,  through  electronic means such as email, or in person by officers or  representatives  of the Trust or ASLAC.  If the record owner of a contract or policy is a  custodian,  nominee or fiduciary,  the Trust may send proxy materials to the record owner for any beneficial  owners that such record owner may represent.  The Trust may  reimburse  custodians,  nominees  and  fiduciaries  for their  reasonable  expenses  incurred in connection with proxy solicitations of such beneficial owners.

ADDITIONAL INFORMATION ABOUT THE TRUST AND THE PORTFOLIOS

         The MFS  Portfolio  and the American  Century  Portfolio  are separate  series of the Trust,  which is an open-end management  investment  company  registered with the SEC under the Investment  Company Act. Each Portfolio is, in effect, a separate  mutual fund.  Detailed  information  about the Trust and each  Portfolio is contained in the  Prospectus  for the
Portfolios which is attached with and considered a part of this Prospectus/Proxy  Statement.  Additional  information about the Trust and each Portfolio is included in the Portfolios' Statement of Additional  Information,  dated May 1, 2003, which has been filed with the SEC and is incorporated into the SAI relating to this Prospectus/Proxy Statement.

         A copy of the Trust's Annual Report to  Shareholders  for the fiscal year ended December 31, 2003 is included with and  considered a part of this  Prospectus/Proxy  Statement.  You may request a free copy of the Trust's  Annual  Report to
Shareholders  for the fiscal  year ended  December  31,  2003 by calling  1-800-752-6342  or by writing to the Trust at One
Corporate Drive, P.O. Box 883, Shelton, CT 06484.

         The Trust, on behalf of the  Portfolios,  files proxy  materials,  reports and other  information  with the SEC in accordance  with the  informational  requirements  of the Securities  Exchange Act of 1934 and the Investment  Company Act.
These  materials can be inspected and copied at: the SEC's Public  Reference  Room at 450 Fifth Street NW,  Washington,  DC
20549, and at the Regional  Offices of the SEC located in New York City at 233 Broadway,  New York, NY 10279 and in Chicago
at 175 W. Jackson  Boulevard,  Suite 900, Chicago,  IL 60604.  Also, copies of such material can be obtained from the SEC's
Public Reference Section,  Washington,  DC 20549-6009,  upon payment of prescribed fees, or from the SEC's Internet address at http://www.sec.gov.

PRINCIPAL HOLDERS OF SHARES

         As of the Record Date,  ASLAC owned of record over 99% of the shares of the MFS  Portfolio.  No shareholder is known to the Trust to have beneficially owned as of the Record Date more than 5% of the shares of either Portfolio.

         As of the Record Date, the officers and Trustees of the Trust, as a group,  beneficially owned less than 1% of the outstanding voting shares of either of the Portfolios.

                                          EXHIBITS TO PROSPECTUS/PROXY STATEMENT

Exhibit
-------

   A              Form of Plan of  Reorganization  by  American  Skandia  Trust on behalf of the AST MFS Growth with Income
                  Portfolio and the AST American Century Income & Growth Portfolio

   B              Prospectus  for the AST MFS Growth with Income  Portfolio  and the AST American  Century  Income & Growth
                  Portfolio dated May 1, 2003 (enclosed)

   C              AST Annual Report to Shareholders for fiscal year ended December 31, 2003 (enclosed)

                                                            A-8

                                                         EXHIBIT A

                                              FORM OF PLAN OF REORGANIZATION

         THIS PLAN OF REORGANIZATION (the "Plan") is made as of this 19th day of November,  2003, by American Skandia Trust
(the "Trust"),  a business trust organized under the laws of the Commonwealth of Massachusetts  with its principal place of business at One Corporate  Drive,  Shelton,  Connecticut  06484, on behalf of the AST MFS Growth with Income Portfolio (the
"Acquired  Portfolio") and the AST American Century Income & Growth Portfolio (the "Acquiring  Portfolio"),  both series of the Trust.  Together, the Acquired Portfolio and Acquiring Portfolio are referred to as the "Portfolios."

         The reorganization  (hereinafter referred to as the  "Reorganization")  will consist of (i) the acquisition by the
Acquiring  Portfolio,  of  substantially  all of the  property,  assets and  goodwill  of the  Acquired  Portfolio  and the assumption by the Acquiring  Portfolio of all of the liabilities of the Acquired  Portfolio in exchange solely for full and fractional  shares of  beneficial  interest,  par value $0.001  each,  of the  Acquiring  Portfolio  ("Acquiring  Portfolio
Shares");  (ii) the distribution of Acquiring  Portfolio Shares to the shareholders of the Acquired Portfolio  according to their respective  interests in complete  liquidation of the Acquired  Portfolio;  and (iii) the dissolution of the Acquired
Portfolio as soon as practicable  after the closing (as defined in Section 3, hereinafter  called the "Closing"),  all upon and subject to the terms and conditions of this Plan hereinafter set forth.

         In order to  consummate  the Plan,  the  following  actions shall be taken by the Trust on behalf of the Acquiring
Portfolio and the Acquired Portfolio:

1.       Sale and Transfer of Assets, Liquidation and Dissolution of Acquired Portfolio
         ------------------------------------------------------------------------------

         (a)      Subject to the terms and  conditions of this Plan,  the Trust on behalf of the Acquired  Portfolio  shall convey,  transfer  and deliver to the  Acquiring  Portfolio at the Closing all of the Acquired  Portfolio's  then  existing assets, free and clear of all liens,  encumbrances,  and claims whatsoever (other than shareholders' rights of redemption), except for cash, bank deposits,  or cash equivalent  securities in an estimated  amount  necessary to (i) pay the costs and expenses in carrying out this Plan  (including,  but not limited to, fees of counsel and  accountants,  and expenses of its liquidation  and dissolution  contemplated  hereunder).  (ii) discharge its unpaid  liabilities on its books at the closing date (as defined in section 3,  hereinafter the "Closing  Date"),  including,  but not limited to, its income dividends and capital gains  distributions,  if any,  payable for the period prior to, and through,  the Closing Date; and (iii) pay such contingent  liabilities as the Board of Trustees shall reasonably deem to exist against the Acquired Portfolio,  if any, at the Closing Date, for which  contingent  and other  appropriate  liabilities  reserves shall be established on the Acquired
Portfolio's  books  (hereinafter  "Net Assets").  The Acquired  Portfolio  shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the close of business on the Closing Date.

         (b)      Subject to the terms and  conditions of this Plan, the Trust on behalf of the Acquiring  Portfolio  shall at the Closing deliver to the Acquired Portfolio the number of Acquiring  Portfolio Shares,  determined by dividing the net asset value per share of the shares of the  Acquired  Portfolio  ("Acquired  Portfolio  Shares") on the Closing Date by the
net asset  value per share of the  Acquiring  Portfolio  Shares,  and  multiplying  the  result  thereof  by the  number of outstanding  Acquired  Portfolio  Shares as of the close of regular  trading on the New York Stock Exchange (the "NYSE") on the Closing Date.  All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

         (c)      Immediately  following the Closing,  the Acquired Portfolio shall distribute pro rata to its shareholders of record as of the close of business  on the  Closing  Date,  the  Acquiring  Portfolio  Shares  received by the  Acquired
Portfolio  pursuant to this Section 1 and then shall terminate and dissolve.  Such  liquidation and  distribution  shall be accomplished  by the  establishment  of accounts on the share records of the Trust relating to the Acquiring  Portfolio and noting in such accounts the type and amounts of Acquiring  Portfolio  Shares that former  Acquired  Portfolio  shareholders are due based on their  respective  holdings of the  Acquired  Portfolio  as of the close of business on the Closing  Date.
Fractional  Acquiring  Portfolio  Shares shall be carried to the third decimal  place.  The Acquiring  Portfolio  shall not issue certificates representing the Acquiring Portfolio shares in connection with such exchange.

2.       Valuation
         ---------

         (a)      The value of the Acquired  Portfolio's Net Assets to be transferred to the Acquiring  Portfolio hereunder shall be  computed as of the close of regular  trading on the NYSE on the Closing  Date (the  "Valuation  Time")  using the valuation procedures set forth in Trust's current effective prospectus.

         (b)      The net asset value of a share of the Acquiring  Portfolio shall be determined to the third decimal point as of the Valuation Time using the valuation procedures set forth in the Trust's current effective prospectus.

         (c)      The net asset value of a share of the Acquired  Portfolio  shall be determined to the third decimal point as of the Valuation Time using the valuation procedures set forth in the Trust's current effective prospectus.

3.       Closing and Closing Date
         ------------------------

         The consummation of the  transactions  contemplated  hereby shall take place at the Closing (the  "Closing").  The date of the  Closing  (the  "Closing  Date")  shall be April 30,  2004,  or such later date as  determined  by the  Trust's officers.  The  Closing  shall take place at the  principal  office of the Trust at 5:00 P.M.  Eastern  time on the Closing
Date.  The Trust on behalf of the  Acquired  Portfolio  shall have  provided for delivery as of the Closing of the Acquired
Portfolio's  Net  Assets  to be  transferred  to the  account  of the  Acquiring  Portfolio  at the  Acquiring  Portfolio's
Custodians,  JPMorgan Chase Bank, 4 MetroTech  Center  Brooklyn,  New York,  11245;  and PFPC Trust  Company,  400 Bellevue
Parkway,  Wilmington,  Delaware 19809.  Also, the Trust on behalf of the Acquired  Portfolio shall produce at the Closing a list of names and  addresses  of the  shareholders  of record of the Acquired  Portfolio  Shares and the number of full and fractional shares owned by each such shareholder,  all as of the Valuation Time,  certified by its transfer agent or by its
President to the best of its or his or her  knowledge  and belief.  The Trust on behalf of the  Acquiring  Portfolio  shall issue and deliver a  confirmation  evidencing  the Acquiring  Portfolio  Shares to be credited to the Acquired  Portfolio's account on the  Closing  Date to the  Secretary  of the Trust,  or shall  provide  evidence  satisfactory  to the  Acquired
Portfolio that the Acquiring  Portfolio  Shares have been registered in an account on the books of the Acquiring  Portfolio in such manner as the Trust on behalf of Acquired Portfolio may request.

4.       Representations and Warranties by the Trust on behalf of the Acquired Portfolio
         -------------------------------------------------------------------------------

         The Trust makes the following representations and warranties about the Acquired Portfolio:

(a)      The Acquired  Portfolio is a series of the Trust, a business trust organized under the laws of the Commonwealth of
Massachusetts  and  validly  existing  and in good  standing  under  the  laws  of that  jurisdiction.  The  Trust  is duly registered  under the Investment  Company Act of 1940, as amended (the "1940 Act"), as an open-end,  management  investment company and all of the Acquired  Portfolio  Shares sold were sold  pursuant to an effective  registration  statement  filed under the Securities Act of 1933, as amended (the "1933 Act").

(b)      The Trust on behalf of the Acquired  Portfolio is authorized to issue an unlimited  number of shares of beneficial interest  of the  Acquired  Portfolio  shares,  par value  $0.001  each,  each  outstanding  share of which is fully  paid, non-assessable, freely transferable and has full voting rights.

         (c)      The  financial  statements  appearing in the Trust's  Annual Report to  Shareholders  for the fiscal year ended  December 31, 2003,  audited by KPMG LLP fairly present the financial  position of the Acquired  Portfolio as of such dates and the results of its  operations  for the periods  indicated  in  conformity  with  generally  accepted  accounting principles applied on a consistent basis.

         (d)      The Trust has the  necessary  power and  authority to conduct the Acquired  Portfolio's  business as such business is now being conducted.

         (e)      The Trust on behalf of the Acquired  Portfolio is not a party to or obligated  under any provision of the
Trust's Amended and Restated  Declaration of Trust or By-laws,  or any contract or any other commitment or obligation,  and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

         (f)      The Acquired Portfolio does not have any unamortized or unpaid organizational fees or expenses.

         (g)      The Acquired Portfolio has elected to be treated as a regulated  investment company (a "RIC") for federal income tax purposes  under Part I of  Subchapter M of the  Internal  Revenue Code of 1986,  as amended (the "Code") and the
Acquired  Portfolio  has qualified as a RIC for each taxable year since its  inception,  and will qualify as of the Closing
Date. The  consummation  of the  transactions  contemplated  by this Plan will not cause the Acquired  Portfolio to fail to satisfy the  requirements  of subchapter M of the Code.  The Acquired  Portfolio  also has  satisfied  the  diversification requirements  of Section  817(h) of the Code since its  inception  and will  continue to satisfy such  requirements  at the
Closing.

         (h)      The Acquired  Portfolio,  or its agents, (i) holds a valid Form W-8BEN,  Certificate of Foreign Status of
Beneficial  Owner for United  States  Withholding  (or other  appropriate  series of Form W-8, as the case may be), or Form
W-9, Request for Taxpayer  Identification  Number and  Certification,  for each Acquired  Portfolio  shareholder of record, which Form W-8 or Form W-9 can be associated with reportable  payments made by the Acquired  Portfolio to such shareholder, and/or  (ii)  has  otherwise  timely  instituted  the  appropriate  backup  withholding  procedures  with  respect  to such shareholder as provided by Section 3406 of the Code.

5.       Representations and Warranties by the Trust on behalf of the Acquiring Portfolio
         --------------------------------------------------------------------------------

         The Trust makes the following representations and warranties about the Acquiring Portfolio:

         (a)      The  Acquiring  Portfolio  is a series of the Trust,  a business  trust  organized  under the laws of the
Commonwealth of  Massachusetts  and validly  existing and in good standing under the laws of that  jurisdiction.  The Trust is duly registered  under the 1940 Act as an open-end,  management  investment  company and all of the Acquiring  Portfolio
Shares sold have been sold  pursuant to an effective  registration  statement  filed under the  Securities  Act of 1933, as amended (the "1933 Act").

         (b)      The Trust on behalf of the Acquiring  Portfolio is  authorized to issue an unlimited  number of shares of beneficial  interest's  Acquiring  Portfolio shares, par value $0.001 each, each outstanding share of which is freely paid, non-assessable, fully transferable and has full voting rights.

         (c)      At the Closing,  Acquiring  Portfolio  Shares will be eligible for offering to the public in those states of the United States and  jurisdictions in which the shares of the Acquired  Portfolio are presently  eligible for offering to the public,  and there are a sufficient  number of Acquiring  Portfolio  Shares  registered under the 1933 Act to permit the transfers contemplated by this Plan to be consummated.

         (d)      The  financial  statements  appearing in the Trust's  Annual Report to  Shareholders  for the fiscal year ended December 31, 2003,  audited by KPMG LLP fairly present the financial  position of the Acquiring  Portfolio as of such dates and the results of its  operations  for the periods  indicated  in  conformity  with  generally  accepted  accounting principles applied on a consistent basis.

         (e)      The Trust has the necessary  power and authority to conduct the  Acquiring  Portfolio's  business as such business is now being conducted.

         (f)      The Trust on behalf of the Acquiring  Portfolio is not a party to or obligated under any provision of the
Trust's Amended and Restated  Declaration of Trust or By-laws,  or any contract or any other commitment or obligation,  and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

         (g)      The  Acquiring  Portfolio  has to be treated as a RIC for  federal  income tax  purposes  under Part I of
Subchapter M of the Internal  Revenue Code of 1986, as amended (the "Code") and the Acquiring  Portfolio has qualified as a
RIC for each  taxable  year  since its  inception,  and will  qualify  as of the  Closing  Date.  The  consummation  of the transactions  contemplated  by this Plan will not cause the  Acquiring  Portfolio  to fail to satisfy the  requirements  of subchapter M of the Code. The Acquiring  Portfolio also has satisfied the  diversification  requirements  of Section 817(h)
of the Code since its inception and will continue to satisfy such requirements at the Closing.

6.       Representations and Warranties by the Trust on behalf of the Portfolios
         -----------------------------------------------------------------------

         The Trust makes the following representations and warranties about the Portfolios:

         (a)      The statement of assets and  liabilities  to be created by the Trust for each of the Portfolios as of the
Valuation Time for the purpose of determining the number of Acquiring  Portfolio  Shares to be issued pursuant to Section 1 of this Plan will  accurately  reflect the Net Assets in the case of the Acquired  Portfolio and the net assets in the case of the Acquiring  Portfolio,  and outstanding  shares,  as of such date, in conformity with generally  accepted  accounting principles applied on a consistent basis.

         (b)      At the Closing,  the Portfolios  will have good and  marketable  title to all of the securities and other assets  shown on the  statement  of assets  and  liabilities  referred  to in "(a)"  above,  free and clear of all liens or encumbrances of any nature  whatsoever,  except such  imperfections  of title or encumbrances as do not materially  detract from the value or use of the assets subject thereto, or materially affect title thereto.

         (c)      Except as may be  disclosed  in the Trust's  current  effective  prospectus,  there is no material  suit, judicial action, or legal or administrative proceeding pending or threatened against either of the Portfolios.

         (d)      There are no known actual or proposed deficiency  assessments with respect to any taxes payable by either of the Portfolios.

         (e)      The execution,  delivery, and performance of this Plan have been duly authorized by all necessary actions of the Trust's Board of Trustees,  and this Plan constitutes a valid and binding obligation  enforceable in accordance with its terms.

         (f)      The Trust  anticipates that  consummation of this Plan will not cause either of the Portfolios to fail to conform to the  requirements  of  Subchapter M of the Code for Federal  income  taxation as a RIC at the end of each fiscal year or to conform to the requirements of Section 817(h) at the end of each tax quarter.

         (g)      The Trust has the  necessary  power and  authority  to conduct the  business of the  Portfolios,  as such business is now being conducted.

7.       Intentions of the Trust on behalf of the Portfolios
         ---------------------------------------------------

         (a)      The Trust intends to operate each  Portfolio's  respective  business as presently  conducted  between the date hereof and the Closing,  except that,  it is likely that the assets of the Acquired  Portfolio  will be  substantially
                              ------ ----
restructured and not in the ordinary course either  immediately  before or immediately after the Closing and as part of the
Plan contemplated hereby.

         (b)      The Trust on behalf of the Acquiring Portfolio intends, if this Plan is consummated,  to not continue the
"historic business  enterprise" of the Acquired Portfolio within the meaning of Treasury  Regulations  section  1.368-1(d).
Accordingly,  the Acquiring Portfolio expects that it will neither continue the Acquired  Portfolio's historic business nor use a significant portion of the Acquired Portfolio's historic business assets in a business.

         (c)      The Trust intends that the Acquired  Portfolio  will not acquire the Acquiring  Portfolio  Shares for the purpose of making distributions thereof to anyone other than the Acquired Portfolio's shareholders.

         (d)      The Trust on behalf of the Acquired  Portfolio  intends,  if this Plan is  consummated,  to liquidate and dissolve the Acquired Portfolio.

         (e)      The Trust  intends  that,  by the  Closing,  each of the  Portfolio's  Federal  and other tax returns and reports  required by law to be filed on or before  such date shall have been  filed,  and all Federal and other taxes shown as due on said  returns  shall have  either been paid or  adequate  liability  reserves  shall have been  provided  for the payment of such taxes.

         (f)      At the Closing,  the Trust on behalf of the Acquired  Portfolio  intends to have  available a copy of the shareholder  ledger accounts,  certified by the Trust's transfer agent or its President or a Vice-President  to the best of its or his or her  knowledge  and  belief,  for all the  shareholders  of record  of  Acquired  Portfolio  Shares as of the
Valuation  Time who are to become  shareholders  of the  Acquiring  Portfolio as a result of the transfer of assets that is the subject of this Plan.

         (g)      The Trust intends to mail to each  shareholder  of record of the Acquired  Portfolio  entitled to vote at the  meeting of its  shareholders  at which  action on this Plan is to be  considered,  in  sufficient  time to comply with requirements  as to notice thereof,  a Combined Proxy Statement and Prospectus that complies in all material  respects with the  applicable  provisions of Section 14(a) of the Securities  Exchange Act of 1934, as amended,  and Section 20(a) of the
1940 Act, and the rules and regulations, respectively, thereunder.

         (h)      The Trust intends to file with the U.S.  Securities and Exchange  Commission a registration  statement on
Form N-14 under the 1933 Act relating to the Acquiring  Portfolio Shares issuable  hereunder  ("Registration  Statements"), and will use its best efforts to provide that the  Registration  Statement  becomes  effective as promptly as  practicable.
At the time  the  Registration  Statement  becomes  effective,  it will:  (i)  comply  in all  material  respects  with the applicable  provisions  of the 1933 Act, and the rules and  regulations  promulgated  thereunder;  and (ii) not contain any untrue  statement of material fact or omit to state a material fact required to be stated  therein or necessary to make the statements  therein  not  misleading.  At the  time  the  Registration  Statement  becomes  effective,  at the  time of the shareholders'  meeting of the Acquired  Portfolio,  and at the Closing  Date,  the  prospectus  and statement of additional information  included in the  Registration  Statement  will not contain any untrue  statement of a material fact or omit to state a material fact necessary to make the statements  therein,  in the light of the  circumstances  under which they were made, not misleading.

8.       Conditions Precedent to be Fulfilled by Trust on behalf of the Portfolios
         -------------------------------------------------------------------------

         The consummation of the Plan with respect to the Acquiring  Portfolio and the Acquired  Portfolio shall be subject to the following conditions:

         (a)      That: (i) all the  representations  and warranties  contained  herein  concerning the Portfolios shall be true and correct as of the Closing  with the same effect as though  made as of and at such date;  (ii)  performance  of all obligations  required  by this Plan to be  performed  by the Trust on behalf of the  Portfolios  shall  occur  prior to the
Closing;  and (iii) the Trust shall execute a certificate  signed by the President or a Vice President and by the Secretary
or equivalent officer to the foregoing effect.

         (b)      That the form of this Plan shall have been  adopted and approved by the  appropriate  action of the Board of Trustees of the Trust on behalf of the Portfolios.

         (c)      That the U.S. Securities and Exchange  Commission shall not have issued an unfavorable  management report under  Section  25(b) of the  1940  Act or  instituted  or  threatened  to  institute  any  proceeding  seeking  to  enjoin consummation  of the Plan under  Section  25(c) of the 1940 Act.  And,  further,  no other legal,  administrative  or other proceeding  shall have been instituted or threatened that would  materially  affect the financial  condition of a Portfolio or would prohibit the transactions contemplated hereby.

         (d)      That the Plan contemplated  hereby shall have been adopted and approved by the appropriate  action of the shareholders of the Acquired Portfolio at an annual or special meeting or any adjournment thereof.

         (e)      That a distribution or  distributions  shall have been declared for each Portfolio,  prior to the Closing
Date that,  together  with all  previous  distributions,  shall have the effect of  distributing  to  shareholders  of each
Portfolio (i) all of its ordinary  income and all of its capital gain net income,  if any, for the period from the close of its last fiscal year to the  Valuation  Time and (ii) any  undistributed  ordinary  income and capital gain net income from any prior period.  Capital gain net income has the meaning assigned to such term by Section 1222(9) of the Code.

         (f)      That there shall be delivered to the Trust on behalf of the Portfolios an opinion in such form and with such qualifications or limitations, if any, as reasonably may be acceptable to the Trust from Messrs. Stradley Ronon
Stevens & Young, LLP, to the effect that,

                           (1)      Under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring
Portfolio on receipt of assets of the Acquired Portfolio in exchange for the Acquiring Portfolio's voting stock and assumption of the Acquired Portfolio's liabilities;

                           (2)      Any gains recognized by the Acquired Portfolio as a result of the transaction contemplated hereby will be offset by a deduction for dividends paid to its shareholders; and

                           (3)      No gain or loss will be recognized by any  Contractowner  for whom shares of either the
Acquiring  Portfolio or the Acquired  Portfolio are  underlying  investments  as a result of the  transaction  contemplated hereby.

         In giving the opinions set forth above,  counsel may state that it is relying on representations  and certificates of the  officers  of the Trust with  regard to matters of fact,  and  certain  certifications  and  written  statements  of governmental officials with respect to the good standing of the Trust.

         (g)      That there shall be delivered to the Trust on behalf of the  Portfolios  an opinion in form and substance satisfactory  to it from Messrs.  Stradley Ronon Stevens & Young,  LLP, to the effect that,  subject in all respects to the effects of bankruptcy,  insolvency,  reorganization,  moratorium,  fraudulent  conveyance,  and other laws now or hereafter affecting generally the enforcement of creditors' rights:

                           (1)      Acquiring  Portfolio  Shares to be issued  pursuant to the terms of this Plan have been duly  authorized  and, when issued and delivered as provided in this Plan, will have been validly issued and fully paid and will be non-assessable by the Trust, on behalf of the Acquiring Portfolio;

                           (2)      All actions  required  to be taken by the Trust  and/or  Portfolios  to  authorize  and effect the Plan  contemplated  hereby have been duly  authorized by all  necessary  action on the part of the Trust and the
Portfolios;

                           (3)      Neither the execution,  delivery nor performance of this Plan by the Trust violates any provision of the Trust's  Amended and Restated  Declaration  of Trust or By-laws,  or the  provisions  of any  agreement or other instrument  known to such counsel to which the Trust is a party or by which the Portfolios are otherwise bound;  this
Plan is the legal,  valid and binding  obligation  of the Trust and each  Portfolio  and is  enforceable  against the Trust and/or each Portfolio in accordance with its terms; and

                           (4)      The Trust's registration  statement, of which the prospectus dated May 1, 2003 relating to each  Portfolio (the  "Prospectus")  is a part,  is, at the time of the signing of this Plan,  effective  under the 1933
Act,  and,  to the best  knowledge  of such  counsel,  no stop order  suspending  the  effectiveness  of such  registration statement has been issued,  and no  proceedings  for such purpose have been  instituted or are pending before or threatened by the U.S.  Securities  and  Exchange  Commission  under the 1933 Act, and nothing has come to  counsel's  attention  that causes it to believe that, at the time the Prospectus became  effective,  or at the time of the signing of this Plan, or at the Closing,  such  Prospectus  (except for the financial  statements  and other  financial and  statistical  data included therein,  as to which counsel need not express an opinion),  contained  any untrue  statement of a material fact or omitted to state a material fact required to be stated  therein or necessary to make the  statements  therein not  misleading;  and such counsel knows of no legal or government  proceedings  required to be described in the  Prospectus,  or of any contract or document of a character required to be described in the Prospectus that is not described as required.

         In giving the opinions set forth above,  counsel may state that it is relying on  certificates  of the officers of the Trust with regard to matters of fact,  and certain  certifications  and written  statements of  governmental  officials with respect to the good standing of the Trust.

         (h)      That the Trust's  Registration  Statement with respect to the Acquiring  Portfolio Shares to be delivered to the Acquired  Portfolio's  shareholders  in  accordance  with this Plan shall have become  effective,  and no stop order suspending the effectiveness of the Registration  Statement or any amendment or supplement thereto,  shall have been issued prior to the Closing Date or shall be in effect at Closing,  and no proceedings  for the issuance of such an order shall be pending or threatened on that date.

         (i)      That  the  Acquiring  Portfolio  Shares  to be  delivered  hereunder  shall be  eligible  for sale by the
Acquiring  Portfolio  with each state  commission or agency with which such  eligibility is required in order to permit the
Acquiring Portfolio Shares lawfully to be delivered to each shareholder of the Acquired Portfolio.

9.       Expenses
         --------

         (a)      The Trust  represents  and warrants that there are no broker or finders' fees payable by it in connection with the transactions provided for herein.

         (b)      The expenses of entering  into and carrying  out the  provisions  of this Plan shall be borne by American
Skandia Investment Services, Incorporated or its affiliates.

10.      Termination; Postponement; Waiver; Order
         ----------------------------------------

         (a)      Anything  contained  in this  Plan to the  contrary  notwithstanding,  this  Plan may be  terminated  and abandoned at any time (whether  before or after approval  thereof by the  shareholders of an Acquired  Portfolio)  prior to the Closing or the Closing may be postponed by the Trust on behalf of a Portfolio by  resolution  of the Board of Trustees, if circumstances develop that, in the opinion of the Board, make proceeding with the Plan inadvisable.

         (b)      If the transactions  contemplated by this Plan have not been consummated by June 30, 2004, the Plan shall automatically terminate on that date, unless a later date is agreed to by the Trust on behalf of the relevant Portfolios.

         (c)      In the event of termination of this Plan pursuant to the  provisions  hereof,  the same shall become void and have no further  effect with respect to the  Acquiring  Portfolio  or Acquired  Portfolio,  and neither the Trust,  the
Acquiring  Portfolio  nor the Acquired  Portfolio,  nor the  directors,  officers,  agents or  shareholders  shall have any liability in respect of this Plan.

         (d)      At any time prior to the Closing,  any of the terms or conditions of this Plan may be waived by the party who is entitled to the benefit  thereof by action taken by the Trust's  Board of Trustees if, in the judgment of such Board of Trustees,  such action or waiver will not have a material  adverse  affect on the benefits  intended  under this Plan to its shareholders, on behalf of whom such action is taken.

         (e)      The respective  representations and warranties  contained in Sections 4 to 6 hereof shall expire with and be  terminated  by the Plan of  Reorganization,  and  neither  the  Trust  nor any of its  officers,  directors,  agents or shareholders  nor  the  Portfolios  nor  any  of  their  shareholders  shall  have  any  liability  with  respect  to  such representations  or  warranties  after the  Closing.  This  provision  shall not protect any  officer,  director,  agent or shareholder  of any of the  Portfolios or the Trust  against any liability to the entity for which that officer,  director, agent or shareholder so acts or to any of the Trust's  shareholders to which that officer,  director,  agent or shareholder would otherwise be subject by reason of willful  misfeasance,  bad faith,  gross negligence,  or reckless  disregard of the duties in the conduct of such office.

         (f)      If any order or orders of the U.S.  Securities and Exchange Commission with respect to this Plan shall be issued  prior to the  Closing  and shall  impose  any terms or  conditions  that are  determined  by action of the Board of
Trustees of the Trust on behalf of the  Portfolios to be  acceptable,  such terms and  conditions  shall be binding as if a part of this Plan without further vote or approval of the  shareholders of the Acquired  Portfolios,  unless such terms and conditions  shall result in a change in the method of computing  the number of Acquiring  Portfolio  Shares to be issued to the  Acquired  Portfolio  in which  event,  unless  such  terms  and  conditions  shall  have  been  included  in the proxy solicitation  material  furnished  to the  shareholders  of the  Acquired  Portfolio  prior to the  meeting  at  which  the transactions  contemplated  by this Plan shall have been approved,  this Plan shall not be consummated  and shall terminate unless the Trust on behalf of the Acquired  Portfolio  shall promptly call a special  meeting of shareholders at which such conditions so imposed shall be submitted for approval.

11.      Entire Plan and Amendments
         --------------------------

         This  Plan  embodies  the  entire  plan of the  Trust on behalf  of the  Portfolios  and there are no  agreements, understandings,  restrictions,  or  warranties  between the parties  other than those set forth  herein or herein  provided for.  This Plan may be amended  only by the Trust on behalf of a Portfolio  in writing.  Neither this Plan nor any interest herein may be assigned  without the prior  written  consent of the Trust on behalf of the  Portfolio  corresponding  to the
Portfolio making the assignment.

12.      Notices
         -------

         Any notice,  report,  or demand  required or permitted by any provision of this Plan shall be in writing and shall be deemed to have been given if delivered or mailed,  first class postage prepaid,  addressed to the Trust at One Corporate
Drive, P.O. Box 883, Shelton, CT 06484, Attention:  Secretary.

13.      Governing Law
         -------------

         This Plan shall be governed by and carried out in accordance with the laws of the Commonwealth of Massachusetts.

         IN WITNESS  WHEREOF,  American  Skandia Trust,  on behalf of the AST MFS Growth with Income  Portfolio and the AST
American Century Income & Growth Portfolio,  has executed this Plan by its duly authorized officer,  all as of the date and year first-above written.

                                                   AMERICAN SKANDIA TRUST, on behalf of
                                                   AST MFS Growth with Income Portfolio,
                                                   AST American Century Income & Growth Portfolio.

Attest:                                            By:

-----------------------------                      -------------------------------------------

                                                         EXHIBIT B

                                               Prospectus dated MAY 1, 2003

         The  Prospectus  for the AST MFS  Growth  with  Income  Portfolio  and the AST  American  Century  Income & Growth
Portfolio of American Skandia Trust dated May 1, 2003, is part of this  Prospectus/Proxy  Statement and will be included in the proxy solicitation mailing to shareholders.

                                                         EXHIBIT C

                                           Annual report dated December 31, 2003

         American  Skandia Trust's Annual Report to Shareholders for the fiscal year ended on December 31, 2003, is part of this Prospectus/Proxy Statement and will be included in the proxy solicitation mailing to shareholders.

                                                  AMERICAN SKANDIA TRUST

                                     Proxy for Special Meeting of Shareholders of THE
                                           AST MFS growth with income PORTFOLIO
                                               to be held on APRIL 27, 2004

         The undersigned  hereby appoints  Maureen Gulick and Deirdre Burke and each of them as the proxy or proxies of the undersigned,  with full power of  substitution,  to vote on behalf of the undersigned all shares of beneficial  interest of the above  stated  Portfolio of American  Skandia  Trust (or the "Trust")  which the  undersigned  is entitled to vote at a
Special  Meeting of the  Shareholders  of the  Portfolio to be held at 10:00 a.m.,  Eastern  Time, on April 27, 2004 at the offices of the Trust at One Corporate Drive, 10th Floor,  Shelton,  Connecticut and at any adjournments  thereof,  upon the matters  described in the  accompanying  Prospectus/Proxy  Statement  and upon any other  business  that may properly  come before the meeting or any  adjournment  thereof.  Said  proxies are  directed to vote or to refrain  from voting as checked below.

                       PLEASE SIGN BELOW AND RETURN PROMPTLY IN THE ENCLOSED POSTAGE PAID ENVELOPE.

         The  undersigned  acknowledges  receipt with this proxy of a copy of the Notice of Special Meeting of Shareholders of the AST MFS Growth with Income Portfolio of the Trust and the  accompanying  Prospectus/Proxy  Statement.  If a contract is jointly held,  each contract owner named should sign. If only one signs,  his or her signature  will be binding.  If the contract  owner is a trust,  custodial  account or other entity,  the name of the trust or the custodial  account should be entered and the  trustee,  custodian,  etc.  should sign in his or her own name,  indicating  that he or she is  "Trustee,"
"Custodian," or other applicable  designation.  If the contract owner is a partnership,  the partnership  should be entered and the partner should sign in his or her own name, indicating that he or she is a "Partner."

THIS PROXY IS BEING SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE TRUST.

                                                                                ACCOUNT NUMBER:
                                                                                UNITS:
                                                                                CONTROL NO:

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:            KEEP THIS PORTION FOR YOUR RECORDS
---------------------------------------------------------------------------------------------------------
THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED                    DETACH AND RETURN THIS PORTION ONLY

AMERICAN SKANDIA TRUST - AST MFS GROWTH WITH INCOME PORTFOLIO

THE BOARD OF TRUSTEES OF THE TRUST RECOMMENDS VOTING FOR THE FOLLOWING PROPOSAL:

THE UNITS REPRESENTED HEREBY WILL BE VOTED AS INDICATED OR FOR THE PROPOSAL IF NO CHOICE IS INDICATED.

                                                                                               For   Against
                                                                                                               Abstain
1.      PROPOSAL TO APPROVE a PLAN OF  REORGANIZATION OF THE TRUST ON BEHALF OF THE ast MFS  &#144;  &#144;    &#144;
        growth WITH INCOME PORTFOLIO ("MFS  PORTFOLIO") AND THE AST AMERICAN CENTURY INCOME
        & growth PORTFOLIO  ("american century  PORTFOLIO") OF THE tRUST, THAT PROVIDES FOR
        THE  ACQUISITION  OF  SUBSTANTIALLY  ALL OF THE  ASSETS  OF the  mfs  PORTFOLIO  IN
        EXCHANGE FOR SHARES OF the american  century  PORTFOLIO,  THE  DISTRIBUTION OF SUCH
        SHARES  TO  THE  SHAREHOLDERS  OF  the  mfs  PORTFOLIO,  AND  THE  LIQUIDATION  AND
        DISSOLUTION OF the mfs PORTFOLIO.

Please be sure to sign and date this Proxy

__________________________________        Date: _________            ___________________________          Date: ________
Signature [PLEASE SIGN WITHIN BOX]                                   Signature (Joint Owners)

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                            STATEMENT OF ADDITIONAL INFORMATION
                                                            FOR
                                                  AMERICAN SKANDIA TRUST
                                                    Dated April 6, 2004

                                               Acquisition of the Assets of
                                         the AST MFS Growth with Income Portfolio,
                                            a series of American Skandia Trust

                                           By and in exchange for shares of the
                                    the AST American Century Income & Growth Portfolio,
                                          also a series of American Skandia Trust

         This Statement of Additional  Information (SAI) relates specifically to the proposed delivery of substantially all of the  assets of the AST MFS  Growth  with  Income  Portfolio  for  shares  of the AST  American  Century  Income & Growth
Portfolio.

         This SAI consists of this Cover Page and the  following  documents.  Each of these  documents is enclosed with and is legally considered to be a part of this SAI:

         1. American  Skandia Trust's  Statement of Additional  Information  dated April 30, 2003, as supplemented  May 16,
2003 and January 26, 2004; and

         2. Pro Forma Financial Statements.

         This SAI is not a Prospectus;  you should read this SAI in conjunction with the  Prospectus/Proxy  Statement dated
April , 2004, relating to the above-referenced  transaction.  You can request a copy of the  Prospectus/Proxy  Statement by calling  1-800-752-6342  or by writing to the American  Skandia Trust at One Corporate  Drive,  P.O. Box 883,  Shelton,  CT
06484.

                                                    AttachmentS to SAI

The American  Skandia  Trust  Statement of  Additional  Information  dated April 30, 2003,  is part of this SAI and will be provided  to all  shareholders  requesting  this SAI.  For  purposes  of this EDGAR  filing,  the  above-referenced  SAI is incorporated  herein by reference to the  electronic  filings of the Trust's SAI and  supplement  made on April 30, 2003 in
Form N-1A under Rule 485(b), and on May 16, 2003 and January 26, 2004 under Rule 497, respectively.

                                                                                                            Doc. #751552v.2
                                          [INSERT PRO FORMA FINANCIAL STATEMENTS]

PRO FORMA SCHEDULE OF INVESTMENTS
AST MFS Growth with Income/AST American Century Income & Growth
FOR PERIOD ENDED DECEMBER 31, 2003
(Unaudited)

                                                           MFS GrowthAmericancPROtFORMAnMFSBGrowthwwAmericanmCenturyPROcFORMA Growth
                                                           SHARES    SHARES   SHARES    VALUE ($)   VALUE ($)     COMBINED ($)

LONG-TERM INVESTMENTS

COMMON STOCK
            Aerospace          Lockheed Martin Corp. (a)              13,04-    13,040     670,256         -    670,256
                               United Technologies Corp.               3,900     5,400     142,155   369,603    511,758

            Airlines           Delta Airlines, Inc. * (a)         -    9,000     9,000           -   106,290    106,290
                               Southwest Airlines, Inc.      13,300   22,900    36,200     214,662   369,606    584,268

            Automobile ManufactBayerische Motorenwerke AG (Germany)   15,26-    15,260     707,373         -    707,373
                               Ford Motor Co. (a)                 -  451,800   451,800           - 7,228,800  7,228,800
                               General Motors Corp. (a)                2,100     2,100           -   112,140    112,140
                               Porsche  AG (Germany)                     61-       611     362,623         -    362,623

            Automotive Parts   Advance Auto Parts, Inc. *                700       700           -    56,980     56,980
                               American Axle & Manufacturing Holdings, 4,400* (a)4,400           -   177,848    177,848
                               Magna International, Inc.  (Class  "A" S3,03-     3,030     242,552         -    242,552

            Beverages          Anheuser-Busch Companies, Inc.          9,30-     9,300     489,924         -    489,924
                               Coors  (Adolph) Co. (Class "B" Stock)  17,600    17,600           -   987,360    987,360
                               Pepsico, Inc.                 32,346      600    32,946   1,507,971    27,972  1,535,943

            Broadcasting       Clear Channel Communications, Inc.     27,63-    27,630   1,293,913         -  1,293,913
                               Fox Entertainment Group, Inc. (Class "A"9,100k) * 9,100           -   265,265    265,265
                                                                                     -                                -
            Building Materials American Standard Companies, Inc. *     3,02-     3,020     304,114         -    304,114
                               Sherwin-Williams Co. (The)             62,202    62,202           - 2,160,897  2,160,897

            Business Services  Accenture Ltd. (Class "A" Stock) * (a) 18,80-    18,800     494,816         -    494,816
                               ARAMARK Corp.  (Class "B" Stock)       14,04-    14,040     384,977         -    384,977
                               Convergys Corp. *                  -   61,800    61,800           - 1,079,028  1,079,028
                               Viad Corp.                         -   52,600    52,600           - 1,315,000  1,315,000

            Cable Television   Comcast Corp.  (Class  "A" Stock) *    37,60-    37,603   1,236,011         -  1,236,011
                               EchoStar Communications Corp. (Class "A"8,85-k) * 8,850     300,900         -    300,900

            Chemicals          Air Products & Chemicals, Inc.          8,110     8,110     428,451              428,451
                               Dow Chemical Co.              15,700             15,700     652,649              652,649
                               Engelhard Corp.                    -    3,100     3,100           -    92,845     92,845
                               Monsanto Co.                   1,600  173,400   175,000      46,048 4,990,452  5,036,500
                               PPG Industries, Inc. (a)      11,310        -    11,310     724,066         -    724,066
                               Praxair, Inc.                 29,080        -    29,080   1,110,857         -  1,110,857

            Computer  Hardware Dell, Inc. * (a)               6,800   23,000    29,800     230,928   781,080  1,012,008
                               Hewlett-Packard Co.           47,261  172,324   219,585   1,085,585 3,958,282  5,043,867
                               International  Business Machines Corp. 44,357    69,757   2,354,072 4,111,007  6,465,079
                               Storage Technology Corp. *              9,500     9,500           -   244,625    244,625
                               Western Digital Corp. *            -   75,000    75,000           -   884,250    884,250

            Computer Services &AmdocsaLtd. *                  6,800        -     6,800     152,864         -    152,864
                               Cisco Systems, Inc. * (a)             119,003   233,773   2,787,763 2,890,583  5,678,346
                               Computer Associates International, Inc. 3,000     3,000           -    82,020     82,020
                               Computer Sciences Corp. *              30,415    30,415           - 1,345,255  1,345,255
                               Electronic Arts, Inc. * (a)             1,900     1,900           -    90,782     90,782
                               Electronic Data Systems Corp. (a)      24,756    24,756           -   607,512    607,512
                               Microsoft Corp. (a)          149,200  286,372   435,572   4,108,968 7,886,685 11,995,653
                               Oracle Corp. *                     -   75,700    75,700           -   999,240    999,240
                               Take-Two Interactive Software, Inc. * (10,900    10,900           -   314,029    314,029
                               Veritas Software Corp. * (a)            7,17-     7,170     266,437         -    266,437

            Conglomerates      Altria Group, Inc. (a)        38,100   96,100   134,200   2,073,402 5,229,762  7,303,164
                               Cendant Corp. * (a)                -   41,300    41,300           -   919,751    919,751
                               Honeywell International, Inc.           3,200     3,200           -   106,976    106,976
                               Tyco International Ltd. (a)            51,185    98,455   1,252,655 1,356,403  2,609,058

            Construction       KB Home                            -   18,100    18,100           - 1,312,612  1,312,612
                               NVR, Inc. * (a)                    -    1,344     1,344           -   626,304    626,304

            Consumer Products &Blacki&eDecker Corp.               -    4,400     4,400           -   217,008    217,008
                               Colgate-Palmolive Corp.                 7,80-     7,800     390,390         -    390,390
                               Fortune Brands, Inc.               -   32,716    32,716           - 2,338,867  2,338,867
                               Johnson & Johnson             51,450   82,298   133,748   2,657,907 4,251,515  6,909,422
                               Kimberly-Clark Corp.           9,090        -     9,090     537,128         -    537,128
                               Newell Rubbermaid, Inc. (a)            30,20-    30,200     687,654         -    687,654
                               Procter & Gamble              18,420   70,644    89,064   1,839,790 7,055,922  8,895,712
                               Reckitt Benckiser PLC (United Kingdom) 32,91-    32,910     744,674         -    744,674
                               Rent-A-Center, Inc. * (a)          -   46,250    46,250           - 1,381,950  1,381,950
                               Reynolds (R.J.) Tobacco Holdings, Inc. 18,000    18,000           - 1,046,700  1,046,700
                               Whirlpool Corp. (a)                -   16,600    16,600           - 1,205,990  1,205,990

            Containers & PackagBemis Co., Inc.                    -   13,400    13,400           -   670,000    670,000

            Electronic ComponenArrowEElectronics, Inc. * (a)          45,758    45,758           - 1,058,840  1,058,840
                               Avnet, Inc. *                      -   95,453    95,453           - 2,067,512  2,067,512
                               Benchmark Electronics, Inc. *          21,350    21,350           -   743,194    743,194
                               Eastman Kodak Co. (a)              -  153,780   153,780           - 3,947,533  3,947,533
                               Emerson Electric Co. (a)                8,80-     8,800     569,800         -    569,800
                               General Electric Co.         103,180  156,983   260,163   3,196,516 4,863,333  8,059,849
                               Rockwell Automation, Inc.               7,61-     7,610     270,916         -    270,916
                               Sanmina-SCI Corp. * (a)            -  102,200   102,200           - 1,288,742  1,288,742
                               STMicroelectronics NV NY Reg            9,08-     9,080     245,251         -    245,251
                                                                                     -                                -
                                                                                     -                                -
                                                                                     -                                -
                                                                                     -                                -

            Entertainment & LeiDisney (Walt) Co.             12,800  129,400   142,200     298,624 3,018,902  3,317,526
                               Harley-Davidson, Inc. (a)               4,10-     4,100     194,873         -    194,873
                               Harrah's Entertainment, Inc.           10,100    10,100           -   502,677    502,677
                               Regal Entertainment Group (Class "A" St69,600    69,600           - 1,428,192  1,428,192
                               Time Warner, Inc. * (a)       76,780  298,643   375,423   1,381,272 5,372,588  6,753,860
                               Viacom, Inc. (Class "B" Stock) (a)     48,143    95,207   2,088,701 2,136,586  4,225,287

            Financial - Bank & Banktof America Corp. (a)             164,241   187,131   1,841,043 13,209,90515,050,948
                               Bank of New York Co., Inc. (a)          8,50-     8,500     281,520         -    281,520
                               Bank One Corp.                17,670   14,100    31,770     805,575   642,819  1,448,394
                               First Tennessee National Corp.         17,923    17,923           -   790,404    790,404
                               Flagstar Bancorp. Inc.             -   13,400    13,400           -   287,028    287,028
                               FleetBoston Financial Corp.            41,100    41,100           - 1,794,015  1,794,015
                               Golden West Financial Corp.             5,00-     5,000     515,950         -    515,950
                               PNC Financial Services Group           30,100    30,100           - 1,647,373  1,647,373
                               State Street Corp.             7,000        -     7,000     364,560         -    364,560
                               SunTrust Banks, Inc.           6,310        -     6,310     451,165         -    451,165
                               UnionBanCal Corp.                  -   37,200    37,200           - 2,140,488  2,140,488
                               U.S. Bancorp                  35,210        -    35,210   1,048,554         -  1,048,554
                               Wachovia Corp.                     -   59,019    59,019           - 2,749,695  2,749,695
                               Wells Fargo & Co.             45,180   46,200    91,380   2,660,649 2,720,718  5,381,367

            Financial Services American Express Co.          20,300        -    20,300     979,069         -    979,069
                               Citigroup, Inc. (a)           76,880  218,301   295,181   3,731,754 10,596,33214,328,086
                               Fannie Mae                    30,440   45,939    76,379   2,284,826 3,448,182  5,733,008
                               Goldman Sachs Group, Inc. (a)           3,47-     3,470     342,593         -    342,593
                               H&R Block, Inc. (a)                -   15,844    15,844           -   877,282    877,282
                               Lehman Brothers Holdings, Inc. (a)      2,400     8,210     448,648   185,328    633,976
                               MBNA Corp.                    16,730   14,800    31,530     415,741   367,780    783,521
                               Mellon Financial Corp.        11,830        -    11,830     379,861         -    379,861
                               Merrill Lynch & Co., Inc. (a)          44,548    72,458   1,636,922 2,612,740  4,249,662
                               Morgan Stanley Dean Dean Witter & Co. (34,036    34,036           - 1,969,663  1,969,663
                               Washington Mutual, Inc. (a)            65,600    65,600           - 2,631,872  2,631,872

            Food               Archer-Daniels-Midland Co.             67,600    83,240     238,041 1,028,872  1,266,913
                               ConAgra Foods, Inc.                -   52,600    52,600           - 1,388,114  1,388,114
                               Sara Lee Corp.                     -    9,500     9,500           -   206,245    206,245
                               Safeway, Inc. *                9,700        -     9,700     212,527         -    212,527
                               SUPERVALU, Inc.                    -   91,500    91,500           - 2,615,985  2,615,985
                               Tyson Foods, Inc. (Class "A" Stock)   106,100   106,100           - 1,404,764  1,404,764

            Healthcare ServicesHCA, Inc. (a)                  3,900        -     3,900     167,544         -    167,544
                               Health Net, Inc. *                 -   51,900    51,900           - 1,697,130  1,697,130
                               Humana, Inc. *                     -   42,927    42,927           -   980,882    980,882
                               Tenet Healthcare Corp. *               64,43-    64,430   1,034,102         -  1,034,102

            Hotels & Motels    Starwood Hotels & Resorts Worldwide, Inc5,40-     5,400     194,238         -    194,238

            Industrial ProductsCarlisle Companies, Inc.                8,554     8,554           -   520,596    520,596
                               Grainger (W.W.), Inc. (a)               8,10-     8,100     383,859         -    383,859
                               Illinois Tool Works, Inc. (a)           5,17-     5,170     433,815         -    433,815
                               RPM International, Inc.            -   20,400    20,400           -   335,784    335,784

            Insurance          ACE Ltd.                           -   69,000    69,000           - 2,857,980  2,857,980
                               Allstate Corp.  (The)              -   43,039    43,039           - 1,851,538  1,851,538
                               American International Group, Inc.     18,02-    18,025   1,194,696         -  1,194,696
                               AmerUs Group Co. (a)               -   47,400    47,400           - 1,657,578  1,657,578
                               Berkley (W.R.) Corp.               -   63,850    63,850           - 2,231,558  2,231,558
                               Chubb Corp. (a)                9,270        -     9,270     631,287              631,287
                               Fidelity National Financial, Inc.     110,441   110,441           - 4,282,901  4,282,901
                               First American Corp.               -   98,200    98,200           - 2,923,414  2,923,414
                               Hartford Financial Services Group, Inc. 6,33-     6,330     373,660         -    373,660
                               Marsh & McLennan Companies, Inc.        7,89-     7,890     377,852         -    377,852
                               MetLife, Inc.                 11,600        -    11,600     390,572         -    390,572
                               Principal Financial Group, Inc.        27,100    27,100           -   896,197    896,197
                               Protective Life Corp.              -   37,400    37,400           - 1,265,616  1,265,616
                               Travelers Property Casualty Corp. (Class "A"-Stock)   1          17         -         17
                               XL Capital Ltd.  (Class "A" Stock) (a)  7,31-     7,310     566,891         -    566,891

            Internet Services  Checkfree Corp. * (a)              -    8,486     8,486           -   234,638    234,638
                               Earthlink, Inc. *                  -   57,800    57,800           -   578,000    578,000
                               InterActive Corp. * (a)        4,760        -     4,760     161,507         -    161,507
                               Netflix, Inc. * (a)                -    7,100     7,100           -   388,299    388,299
                               United Online, Inc. * (a)          -   25,200    25,200           -   423,108    423,108
                               VeriSign, Inc. * (a)               -   69,400    69,400           - 1,131,220  1,131,220

            Machinery & EquipmeBriggs & Stratton Corp.            -    3,000     3,000           -   202,200    202,200
                               Danaher Corp. (a)              3,000        -     3,000     275,250         -    275,250
                               Eaton Corp.                    4,100    2,900     7,000     442,718   313,142    755,860

            Medical Supplies & AbbotteLaboratories (a)       18,920   16,827    35,747     881,672   784,138  1,665,810
                               AmerisourceBergen Corp.                19,39-    19,390   1,088,749         -  1,088,749
                               Amgen, Inc. * (a)                  -   50,940    50,940           - 3,148,092  3,148,092
                               Applera Corp. - Applied Biosystems Group3,20-     3,200      66,272         -     66,272
                               Bard (C.R.), Inc.              3,170        -     3,170     257,563         -    257,563
                               Baxter International, Inc.             26,27-    26,270     801,760         -    801,760
                               Fisher Scientific International, Inc. * 8,700     8,700           -   359,919    359,919
                               Genzyme Corp. * (a)           10,300        -    10,300     508,202         -    508,202
                               Guidant Corp.                 19,630        -    19,630   1,181,725         -  1,181,725
                               Invitrogen Corp. * (a)             -    1,100     1,100           -    77,000     77,000
                               McKesson Corp.                     -   46,300    46,300           - 1,489,008  1,489,008

            Metals & Mining    BHP Billiton PLC (UNITED KINGDOM)      34,20-    34,200     298,770         -    298,770

            Office Equipment   IKON Office Solutions, Inc.            19,500    19,500           -   231,270    231,270
                               United Stationers, Inc. * (a)          24,600    24,600           - 1,006,632  1,006,632
                               Xerox Corp. * (a)             32,800    9,300    42,100     452,640   128,340    580,980

            Oil & Gas          Amerada Hess Corp.                 -    1,800     1,800           -    95,706     95,706
                               BP PLC (ADR)                   4,489        -     4,489     221,532         -    221,532
                               ChevronTexaco Corp.                -   89,600    89,600           - 7,740,544  7,740,544
                               ConocoPhillips                     -   30,460    30,460           - 1,997,262  1,997,262
                               Encana Corp.                   4,050        -     4,050     159,732         -    159,732
                               Encano Corp. (Canada)          8,140        -     8,140     321,254         -    321,254
                               Exxon Mobil Corp.             72,554   45,285   117,839   2,974,714 1,856,685  4,831,399
                               Halliburton Co. (a)           26,450        -    26,450     687,700         -    687,700
                               Marathon Oil Corp.                 -  205,500   205,500           - 6,799,995  6,799,995
                               Noble Corp. *                  8,140        -     8,140     291,249         -    291,249
                               Occidental Petroleum Corp.             33,986    33,986           - 1,435,569  1,435,569
                               ONEOK, Inc. (a)                    -   53,933    53,933           - 1,190,841  1,190,841
                               Schlumberger Ltd. (a)         15,260    9,800    25,060     835,027   536,256  1,371,283
                               Sunoco, Inc. (a)                   -  100,600   100,600           - 5,145,690  5,145,690
                               Total SA (ADR)                 6,100        -     6,100     564,311         -    564,311
                               Transocean, Inc.              12,910        -    12,910     309,969         -    309,969
                               Unocal Corp.                  24,400        -    24,400     898,652         -    898,652

            Paper & Forest ProdGeorgia-Pacific Corp.              -    6,000     6,000           -   184,020    184,020
                               Louisiana-Pacific Corp. * (a)          21,700    21,700           -   387,996    387,996
                               Rayonier, Inc.                     -   23,626    23,626           -   980,715    980,715
                               Weyerhaeuser Co.                   -    5,100     5,100           -   326,400    326,400

            Pharmaceuticals    AstraZeneca Group PLC (United Kingdom) 14,19-    14,190     680,783         -    680,783
                               Bristol-Meyers Squibb Co.             157,400   157,400           - 4,501,640  4,501,640
                               Cardinal Health, Inc.          5,400        -     5,400     330,264         -    330,264
                               Endo Pharmaceuticals Holdings, Inc. *  12,900    12,900           -   248,454    248,454
                               Gilead Sciences, Inc. * (a)             8,60-     8,600     500,004         -    500,004
                               King Pharmaceuticals, Inc. *           64,400    64,400           -   982,744    982,744
                               Kos Pharmaceuticals , Inc. * (a)        4,200     4,200           -   180,768    180,768
                               Merck & Co., Inc.                  -  130,299   130,299           - 6,019,814  6,019,814
                               Novartis AG (Switzerland)              30,35-    30,350   1,377,927         -  1,377,927
                               Pfizer, Inc.                  35,692  182,901   218,593   1,260,998 6,461,892  7,722,890
                               Pharmaceutical Resources, Inc. *        2,200     2,200           -   143,330    143,330
                               Roche Holding AG (Switzerland)          8,45-     8,450     852,345         -    852,345
                               Sanofi-Synthelabo SA (France)               -         5         377         -        377
                               Schlering-Plough Corp.        54,340        -    54,340     944,973         -    944,973
                               Valeant Pharmaceuticals International *13,900    13,900           -   349,585    349,585
                               Wyeth                         36,840   13,700    50,540   1,563,857   581,565  2,145,422

            Printing & PublishiGannett Co., Inc.              5,050        -     5,050     450,258         -    450,258
                               New York Times Co.  (Class "A" Stock)  28,67-    28,670   1,370,139         -  1,370,139

            Railroads          Burlington Northern Santa Fe Corp.     10,000    10,000           -   323,500    323,500
                               Canadian National Railway Co.  (Canada)11,00-    11,002     696,207         -    696,207
                               CSX Corp.                          -    5,000     5,000           -   179,700    179,700
                               Norfolk Southern Corp.             -   10,100    10,100           -   238,865    238,865
                               Union Pacific Corp.           14,130    7,000    21,130     981,752   486,360  1,468,112

            Real Estate        CBL & Associates Properties, Inc. (REIT11,600    11,600           -   655,400    655,400
                               Equity Office Properties Trust (REIT) (48,300    48,300           - 1,383,795  1,383,795
                               General Growth Properties (REIT) (a)   12,800    12,800           -   355,200    355,200
                               Simon Property Group, Inc.  (REIT)      3,300     3,300           -   152,922    152,922

            Restaurants        McDonald's Corp.              13,940        -    13,940     346,130         -    346,130

            Retail & MerchandisBarnes & Noble, Inc.               -   28,000    28,000           -   919,800    919,800
                               Blockbuster, Inc.  (Class "A" Stock) (a46,311    46,311           -   831,282    831,282
                               CVS Corp.                     16,310        -    16,310     589,117         -    589,117
                               Claire's Stores, Inc.              -   14,000    14,000           -   263,760    263,760
                               Federated Department Stores, Inc.     167,300   167,300           - 7,884,849  7,884,849
                               Gap, Inc. (a)                      -   27,300    27,300           -   633,633    633,633
                               Home Depot, Inc.              42,290    5,834    48,124   1,500,872   207,049  1,707,921
                               Kohl's Corp. * (a)            13,660        -    13,660     613,880         -    613,880
                               May Department Stores Co.  (The) (a)  118,000   137,900     578,493 3,430,260  4,008,753
                               RadioShack Corp. (a)               -    6,300     6,300           -   193,284    193,284
                               Sears, Roebuck and Co. (a)             31,600    31,600           - 1,437,484  1,437,484
                               Target Corp.                  28,400        -    28,400   1,090,560         -  1,090,560
                               TJX Companies, Inc. (a)       38,650        -    38,650     852,233         -    852,233
                               Wal-Mart Stores, Inc.         26,090        -    26,090   1,384,075         -  1,384,075

            Semiconductors     Analog Devices, Inc.          18,270        -    18,270     834,026         -    834,026
                               Intel Corp. (a)               45,640  365,742   411,382   1,469,608 11,776,89213,246,500
                               Texas Instruments, Inc.                20,300    30,900     311,428   596,414    907,842

            Telecommunications Alltel Corp.                       -   42,978    42,978           - 2,001,915  2,001,915
                               AT&T Corp. (a)                     -   27,589    27,589           -   560,057    560,057
                               AT&T Wireless Services, Inc. * (a)     60,20-    60,200     480,998         -    480,998
                               BellSouth Corp.                    -  105,900   105,900           - 2,996,969  2,996,969
                               KPN NV (Netherlands) *        25,200        -    25,200     194,531         -    194,531
                               Motorola, Inc.                     -   13,700    13,700           -   192,759    192,759
                               Nextel Communications, Inc. (Class "A" 94,100 * (94,100           - 2,640,446  2,640,446
                               Nokia Corp.  (Class "A" Stock) (ADR) (a13,28-    13,280     225,760         -    225,760
                               PanAmSat Corp. *                   -   42,200    42,200           -   909,832    909,832
                               Qualcomm, Inc.                     -    7,500     7,500           -   404,475    404,475
                               SBC Communications, Inc.               93,800   118,300     638,715 2,445,366  3,084,081
                               Scientific-Atlanta, Inc.           -    9,559     9,559           -   260,961    260,961
                               Sprint Corp. (a)                   -  132,468   132,468           - 2,175,125  2,175,125
                               Sprint Corp.  (PCS Group) * (a)        46,52-    46,520     261,442         -    261,442
                               Verizon Communications, Inc. (a)       80,965   112,985   1,123,262 2,840,252  3,963,514

            Transportation     FedEx Corp. (a)               11,790    8,400    20,190     795,825   567,000  1,362,825
                               United Parcel Services, Inc. (Class "B"30,606) (a39,626     672,441 2,281,677  2,954,118

            Utilities          Dominion Resources, Inc.               14,83-    14,830     946,599         -    946,599
                               Duquesne Light Holdings, Inc.           2,000     2,000           -    36,680     36,680
                               Edison International Co. (a)          204,600   204,600           - 4,486,879  4,486,879
                               Entergy Corp.                  2,100        -     2,100     119,973         -    119,973
                               Exelon Corp.                  14,860   50,912    65,772     986,110 3,378,520  4,364,630
                               FirstEnergy Corp.              7,500        -     7,500     264,000         -    264,000
                               Great Plains Energy, Inc.              54,700    54,700           - 1,740,554  1,740,554
                               OGE Energy Corp.                   -    9,600     9,600           -   232,224    232,224
                               PG&E Corp. * (a)                   -   11,200    11,200           -   311,024    311,024
                               PPL Corp.                      6,100        -     6,100     266,875         -    266,875
                               Sempra Energy                      -   21,054    21,054           -   632,883    632,883
                               TXU Corp. (a)                      -   72,700    72,700           - 1,724,444  1,724,444
                               UGI Corp.                          -   19,000    19,000           -   644,100    644,100
                               Westar Energy, Inc.                -   35,700    35,700           -   722,925    722,925
                                                                                       ---------------------------------
TOTAL COMMON STOCK                                                                     106,355,824 299,280,06405,635,890
                                                                                       ---------------------------------
(COST $95,383,806, $265,223,101, AND $360,606,907, respectively)

PREFERRED STOCK
            Automobile ManufactGeneral Motors Corp.  (Class "B" Stock)11,500 (CV11,500           -   309,005    309,005

            Financial Services Ford Motor Co. Capital Trust II, 6.50% (9,800*    9,800           -   547,330    547,330

            Office Equipment   Xerox Corp., 6.125% (CVT) *             4,200     4,200           -   544,950    544,950

                                                                                       ---------------------------------
TOTAL PREFERRED STOCK                                                                            - 1,401,285  1,401,285
                                                                                       ---------------------------------
(COST $0, $1,198,965, AND $1,198,965, respectively)

                                                                                       ---------------------------------
TOTAL LONG-TERM INVESTMENTS                                                            106,355,824 300,681,35407,037,175
                                                                                       ---------------------------------
(COST $95,383,806, $266,422,066 AND $361,805,872, respectively)

SHORT-TERM INVESTMENTS

REGISTERED INVESTMENT COMPANIES
                               BlackRock Provident Institutional Funds
                                 Tempcash Portfolio             116        -       116         116         -        116
                               BlackRock Provident Institutional Funds
                                 Tempfund Portfolio             116        -       116         116         -        116
                                                                                       ---------------------------------
TOTAL REGISTERED INVESTMENT COMPANIES                                                          232         -        232
                                                                                       ---------------------------------
(COST $232, $0, AND $232 respectively)

U.S. GOVERNMENT AGENCY OBLIGATION
                               Federal Home Loan Bank - Zero C6,863        -     6,863   6,862,857         -  6,862,857
                               Federal Home Loan Bank             -    5,500     5,500           - 5,499,893  5,499,893
                                                                                       ---------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                 6,862,857 5,499,893 12,362,750
                                                                                       ---------------------------------
(COST $6,862,857, $5,499,893, AND $12,362,750, respectively)

                                                                                       ---------------------------------
TOTAL SHORT-TERM INVESTMENTS                                                             6,863,089 5,499,893 12,362,982
                                                                                       ---------------------------------
(COST $6,863,089, $5,499,893, AND $12,362,982, respectively)

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
                                                                               Par       Par      Par
CERTIFICATES OF DEPOSITS                                       (000)    (000)     (000)
                               Svenska Handelsbank, Inc.          -                              -   545,614    545,614

COMMERCIAL PAPER
                               Amsterdam Funding Corp.            -      312       312           -   311,571    311,571
                               Cancara Asset Securitisation Ltd.533    1,970     2,503     532,203 1,967,890  2,500,093
                               Concord Minutemen Capital Co.      -    3,495     3,495           - 3,486,009  3,486,009
                               Concord Minutemen Capital Co.      -    2,252     2,252           - 2,248,268  2,248,268
                               Concord Minutemen Capital Co.      -    4,894     4,894           - 4,881,167  4,881,167
                               Concord Minutemen Capital Co.      -    1,154     1,154           - 1,150,917  1,150,917
                               Crown Point Capital Co.            -    3,874     3,874           - 3,867,751  3,867,751
                               Crown Point Capital Co.          266   11,180    11,446     264,942 11,153,12511,418,067
                               Fairway Finance Corp.              -   11,401    11,401           - 11,369,64711,369,647
                               General Electric Capital Corp.   782        -       782     779,842         -    779,842
                               Lexington Parker Capital Co.       -    1,010     1,010           - 1,008,430  1,008,430
                               Monumental Global Funding (FRN) (276      739     1,015     276,494   741,016  1,017,510
                               Silver Tower U.S. Funding        552    2,985     3,537     549,960 2,976,795  3,526,755
                               Tannehill Capital Co.          1,654    1,501     3,155   1,649,439 1,496,578  3,146,017
                               Tannehill Capital Co.            556    1,945     2,501     555,409 1,941,894  2,497,303

CORPORATE OBLIGATIONS
                               American Express Centurian (FRN) 474      230       704     473,668   229,652    703,320
                               Bear Stearns Co., Inc. (FRN)       -       14        14           -    14,067     14,067
                               Bear Stearns Co., Inc.  (FRN)      -      398       398           -   397,938    397,938
                               Canadian Imperial Bank of Commerce -FRN)  234       234           -   234,328    234,328
                               General Electric Capital Corp. (FR53 (b)6,552     6,605      53,373 6,558,672  6,612,045
                               Goldman Sachs Group, Inc.  (FRN) 301      198       499     300,601   197,764    498,365
                               Merrill Lynch & Co., Inc.  (FRN)  75      299       374      75,073   299,166    374,239
                               Merrill Lynch & Co., Inc.  (FRN) 899    2,053     2,952     899,130 2,052,650  2,951,780
                               Merrill Lynch & Co., Inc.  (FRN1,659       38     1,697   1,659,253    38,367  1,697,620
                               Morgan Stanley  (FRN) (b)      2,711      392     3,103   2,710,882   391,797  3,102,679
                               Morgan Stanley  (FRN) (b)      1,635      448     2,083   1,634,961   448,233  2,083,194
                               Morgan Stanley  (FRN) (b)        161    5,601     5,762     160,873 5,600,616  5,761,489
                               Morgan Stanley  (FRN)              -      741       741           -   741,191    741,191
                               Natexis Banques Populaires (FRN) 257    6,513     6,770     256,711 6,513,377  6,770,088
                               Natexis Banques Populaires (FRN1,734    3,545     5,279   1,733,475 3,544,032  5,277,507
                               Societe Generale  (FRN) (b)      497    6,190     6,687     496,802 6,188,937  6,685,739
                               Westdeutsche Landesbank (FRN) (b)  -       33        33           -    33,305     33,305
                               Westdeutsche Landesbank (FRN) (b)  -      354       354           -   353,956    353,956
                               Westdeutsche Landesbank (FRN) (b)  -      906       906           -   906,023    906,023

NON-REGISTERED INVESTMENT COMPANY
                               BlackRock Institutional Money Marke14,139,086)16,577,025  2,437,939 14,139,08616,577,025

REPURCHASE AGREEMENT
                               Merrill Lynch & Co., Inc. (c)    313    1,247     1,560     312,804 1,246,526  1,559,330

TIME DEPOSITS
                               Chase Manhattan Bank             663    4,340     5,003     663,205 4,340,252  5,003,457
                               UBS Bank                         337    1,975     2,312     337,022 1,975,313  2,312,335

------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED                                        105,591,920 124,405,981
------------------------------------------------------------------------------------------------------------------------
(COST $18,814,061, 105,591,920, AND $124,405,981, respectively)

                                                                                       ---------------------------------
TOTAL INVESTMENTS                                                                      132,032,974 411,773,16543,806,138
(COST $121,060,956, $377,513,879, AND $498,574,835, respectively)

LIABILITIES IN EXCESS OF OTHER ASSETS                                                  (22,694,075)(105,962,8(128,656,889)
                                                                                       ---------------------------------

TOTAL NET ASSETS                                                                       $ 109,338,89$ 305,810,$5415,149,249
                                                                                       =================================

The following abbreviations are used in portfolio descriptions:

        ADR American Depository Receipt
        CVT Convertible Security
        FRN Floating Rate Note
       REIT Real Estate Security

  symbol    description

     *      Non-income producing security.
    (a)     Portion of securities on loan with an aggregate market value of $18,213,225 AND $101,700,129, respectively; cash collateral $18,814,061 AND $105,591,921, respectively, was received with which the portfolio purchased securities.
    (b)     Indicates a variable rate security.  The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date  on which the rate of interest is adjusted.
            The interest rate shown reflects the rate in effect at December 31, 2003.
    (c)     MFS Growth With Income (Collateralized by Federal Home Loan Mortgage Corp. 5.50% maturing 12/01/33, Federal National Mortgage Assoc. 4.00% - 6.00% maturing 11/01/17 to 11/01/33 and Government National Mortgage Assoc.
            1.47% maturing 01/16/04 [FRN] (c), par value $383,797, market value including accrued interest $322,194)(b).
            American Century Income and Growth (Collateralized by Federal Home Loan Mortgage Corp. 5.50% maturing 12/01/33, Federal National Mortgage Assoc. 4.00% - 6.00% maturing 11/01/17 to 11/01/33 and Government National Mortgage Assoc.
            1.47% maturing 01/16/04 [FRN] (c), par value $1,529,434 market value including accrued interest $1,283,945)(b).
    (j)     Security not available to non-institutional buyers.
    (m)     Cash of $160,000 has been segregated with the custodian to cover requirements for the following open futures contracts for the American Century Income and Growth Portfolio at December 31, 2003:
                                                      Expiration             Number of                 Contracts at            Contracts at              Unrealized
            Description                         Month                Contracts             Trade Date Value       Current Value          Appreciation
            Long Positions:
            S&P 500         03/04                         10                           $2,709,375                $2,776,500                    $67,125

    (n)     Rates shown are effective yields at purchase date.

             See Notes to Pro Forma Financial Statements.

AMERICAN SKANDIA TRUST
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003
(Amounts in thousands)
(Unaudited)

                                                                                                                           -------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              AST MFS Growth with Income     AST American Century Income & Growth Adjustments              Proforma Combined AST American Century Income & Growth
                                                                                                                           -------------------------------------------------------------------------------------------     -------------------------------
Assets
        Investments in securities at value (A) including securities loaned at value (B)..................................$...................132,033......$....................411,773.  $                               $                  543,806
        Cash...................................................................................................................                                  58                                                           58
        Unrealized appreciation on foreign curreny exchange contracts                                                                              1                                 -                                                            1
        Receivable for:
            Securities sold   ..............................................................................................         78                                 -                                                           78
            Dividends and interest................................................................................                  -                               468                                                          468
            Fund shares sold.................................................................................                  148                                 -                                                          148
            Future variation margin...........................................................................                 -                                 7                                                            7
        Other assets                                                                                                                               1                                 3                                                            4
                                                                                                                           --------------------------       ---------------------------    ---------------------------     -------------------------
                Total Assets...............................................................................................................  132,261                           412,309                              -                       544,570
                                                                                                                           --------------------------       ---------------------------    ---------------------------     -------------------------

Liabilities
        Payable on return on securities lent                               ..                                                                 18,814                           105,592                                                      124,406
        Payable for:
            Securities purchased..............................................................................              3,147                                 -                                                        3,147
            Fund shares redeemed................................................................................                     901                               761                                                        1,662
            Advisory fees .................................................................................................        35                                98                                                          133
            Shareholder servicing fees .......................................................................                        2                                 4                                                            6
            Deferred directors compensation                                                                                                        1                                 6                                                            7
            Accrued expenses and other liabilities ...............................................................................................22                                38                                                           60
                                                                                                                           --------------------------       ---------------------------    ---------------------------     -------------------------
                Total Liabilities...................................................................................................          22,922                           106,499                              -                       129,421
                                                                                                                           --------------------------       ---------------------------    ---------------------------     -------------------------
Net Assets...............................................................................................................$.........          109,339      $                    305,810                              -    $                  415,149
                                                                                                                           ==========================       ===========================    ===========================     =========================

Components of Net Assets
Common stock (unlimited number of shares authorized, $.001 par value per share)......................................................................................................$........................13      $                         26   $                         (4)(a) $                      35
Additional paid-in capital...................................................................................................................135,654                           381,161                              4 (a)                   516,819
Undistributed net investment income (loss).........................................................................................              401                             3,640                                                        4,041
Accumulated net realized gain on investments......................................                                                           (37,704)                         (113,343)                                                    (151,047)
Accumulated net unrealized appreciation on investments..                                                                                      10,975                            34,326                                                       45,301
                                                                                                                           --------------------------       ---------------------------    ---------------------------     -------------------------
Net Assets...............................................................................................................$...........        109,339      $                    305,810   $                          -    $                  415,149
                                                                                                                           ==========================       ===========================    ===========================     =========================
Shares of common stock outstanding................................................................................                            12,996                            25,581                         (3,846)(a)                    34,731
Net asset value, offering and redemption price per share .............................                                   $                      8.41      $                      11.95   $                          -    $                    11.95
                                                                                                                           ==========================       ===========================    ===========================     =========================

(A) Investments at cost..................................................................................................$...................121,061....  $                    377,514   $                          -    $                  498,575
                                                                                                                           ==========================       ===========================    ===========================     =========================
(B) Securities Loaned at Value                                      ..                                                   $                    18,213      $                    101,700   $                          -    $                  119,913
                                                                                                                           ==========================       ===========================    ===========================     =========================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

(a)  Reflects the change in shares and par value of AST MFS Growth with Income upon conversion to AST American Century Income and Growth.

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                     Pro-Forma Financial Statements
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                 Pro Forma Statement of Operations
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                        For Year ended December 31, 2003
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                         (In thousands)
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                          (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
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------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                       AST MFS Growth with Income        AST American Century Income & Growth            Adjusting Entries          Pro-Forma Combined AST American Century Income & Growth
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
Statement of Operations:
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
Interest                                                                                   $ 28                                    $ 36                                                                            $ 64
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
Dividends                                                                              1,429                                      6,188                                                                           7,617
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
Security Lending                                                                           12                                        46                                                                              58
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------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
Foreign taxes Withheld                                                                      (13)                                      -                                                                             (13)
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
    Total Income                                                                          1,456                                   6,270                                                                       7,726
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
Expenses:
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
  Investment advisory fees                                                                  795                                   1,916                             (132)    (a)                                  2,579
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
  Shareholder servicing fees                                                                 88                                     256                                                                             344
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
  Administration and accounting fees                                                         88                                     233                               (35)   (b)                                    286
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
  Custodian fees                                                                             55                                      77                               (42)   (b)                                     90
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
  Audit and legal fees                                                                        5                                      15                                 (5)  (b)                                     15
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
  Trustee's fees                                                                              6                                      10                                   9  (c)                                     25
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
  Interest expenses                                                                           1                                       8                                  -                                            9
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
  Miscellaneous                                                                              11                                      15                                 (6)  (b)                                     20
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
     Total expenses                                                                       1,049                                   2,530                                (211)                                      3,368
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
     Net expenses                                                                         1,049                                   2,530                                (211)                                      3,368
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                       407                                   3,740                                 211                                       4,358
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
  on Investments
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
  Securities transactions                                                                (1,284)                                (14,942)                                                                        (16,226)
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
  Foreign currency transactions                                                              (5)                                      -                                                                              (5)
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
  Futures transactions                                                                        -                                     232                                                                             232
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                         (1,289)                                (14,710)                                                                        (15,999)
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
  (depreciation) on:
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
  Securities                                                                             18,512                                  74,364                                                                          92,876
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
  Futures contracts                                                                           -                                     119                                                                             119
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
  Foreign currencies translation                                                              3                                       -                                                                               3
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                         18,515                                  74,483                                                                          92,998
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
Net gain on investments                                                                  17,226                                  59,773                                                                          76,999
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
  Resulting from Operations                                                            $ 17,633                                $ 63,513                               $ 211                                    $ 81,357
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
(a) Reflects adjustments to investment management fees based on the surviving Fund's fee schedule.
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
(b) Reflects the elimination of duplicate services or fees.
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
(c) Reflects change in the Trustees Fees for 2004.
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Pro Forma Financial Statements.
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                   American Skandia Trust
                                                  ----------------------
                                 Notes to Pro-Forma Financial Statements for the merger of
                                 ---------------------------------------------------------
                AST MFS Growth with Income Portfolio into AST American Century Income and Growth Portfolio
                -------------------------------------------------------------------------------------------
                                                        (unaudited)

1.       Basis of Combination - The Pro-Forma  Statement of Assets and  Liabilities,  including the Schedule of Investments at December 31, 2003 and the related Statement of Operations ("Pro Forma  Statements") for the year ended December 31,
     2003,  reflect the  accounts  of AST MFS Growth  with Income  Portfolio  and AST  American  Century  Income and Growth
     Portfolio, each a "Portfolio."

     The Pro Forma  Statements  give effect to the proposed  transfer of all assets and  liabilities of AST MFS Growth with
     Income Portfolio in exchange for shares of AST American Century Income and Growth Portfolio.  The Pro Forma Statements
     should be read in conjunction with the historical  financial statements of each Portfolio included in their respective
     Statement of Additional  Information.  As of December 31, 2003, all of the securities  held by the AST MFS Growth with
     Income Portfolio would comply with the compliance  guidelines and investment  restrictions of the AST American Century
     Income and Growth Portfolio.

2.       Shares of Beneficial  Interest - The pro-forma net asset value per share assumes the issuance of additional shares of AST American Century Income and Growth  Portfolio,  which would have been issued on December 31, 2003 in connection with the proposed  reorganization.  Shareholders of AST MFS Growth with Income Portfolio would become  shareholders of
     AST  American  Century  Income  and Growth  Portfolio,  receiving  shares of AST  American  Century  Income and Growth
     Portfolio,  equal to the value of their  holdings in AST MFS Growth with Income  Portfolio.  The amount of  additional shares  assumed to be issued has been  calculated  based on the  December  31,  2003 net assets of AST MFS Growth with
     Income  Portfolio and AST American  Century Income and Growth  Portfolio.  The net asset value per share of $11.95 was used to  calculate  additional  shares  of  9,149,699  for the  net  assets  of the AST  MFS  Growth  with  Income  of
     $109,338,899.

3.       Pro Forma Operations - The Pro Forma Statement of Operations  assumes similar rates of gross investment income for the  investments of each  Portfolio.  Accordingly,  the combined gross  investment  income is equal to the sum of each
     Portfolio's  gross  investment  income.  Certain  expenses have been adjusted to reflect the expected  expenses of the combined entity.  The pro-forma  investment  management fees and plan of distribution  fees of the combined  Portfolio are based on the fee schedule in effect for AST American  Century Income and Growth Portfolio at the combined level of average net assets for the twelve  months ended  December 31, 2003.  The Pro Forma  Statement of  Operations  does not include the effect of any realized gains or losses,  or transaction  fees incurred in connection  with the realignment of the portfolio.
4.       Security  Valuation -  Securities  listed on a securities  exchange are normally  valued at the last sale price on such  exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask price,  or at the last bid price on such day in the absence of an asked  price.  Securities  traded via Nasdaq are  valued  at  the  official  closing  price  provided  by  Nasdaq.  Securities  that  are  actively  traded  in the over-the-counter market,  including listed securities for which the co-managers,  in consultation with the subadviser;
     believe the primary  market to be  over-the-counter  are valued by an  independent  agent or principal  market  maker.
     Options on securities  and indices  traded on an exchange are valued at the mean between the most recently  quoted bid and asked prices on such exchange.  Futures  contracts and options  thereon traded on a commodities  exchange of board of trade are valued at the last sale price at the  closing of trading on such  exchange or board of trade or, if there was no sale on the  applicable  commodities  exchange  or board of trade on such  day,  at the mean  between  the most recently  quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.  Securities for which market quotations are not readily available,  or whose values have been affected by events occurring after the close of the security's  foreign market and before the Portfolio's normal pricing time, are valued at fair value in accordance  with  procedures  approved by the Board of Trustees.  Investments  in mutual funds are valued at their net  assets  value as of the close of the New York Stock  Exchange  on the date of the  valuation.
     Short-term  securities that are held in the Portfolios  which mature in more than 60 days are valued at current market quotations  and those  short-term  securities  which  mature in 60 days or less are  valued at  amortized  cost  which approximates market value.
5.       Estimates - The preparation of financial  statements  requires  management to make estimates and assumptions  that affect the reported  amounts and  disclosures  in the  financial  statements.  Actual  results could differ from those estimates.
6.       Taxes - For federal income tax purposes,  each portfolio in the Trust is treated as a separate  taxpaying  entity.
     It is each  Portfolio's  policy to continue to meet the  requirements  of the  Internal  Revenue  Code  applicable  to regulated  investment  companies  and to  distribute  all of its  taxable  net income and  capital  gains,  if any, to shareholders.  Therefore,  no federal  income tax  provision is required.  AST MFS Growth with Income  Portfolio had a capital loss  carryforward of $31,736,461 as of December 31, 2003, which will have an annual  limitation on the amount of utilization under section 382 of the Internal Revenue Code of 1986, as amended.

                                                                                                            Doc. #751552v.2
                                                  AMERICAN SKANDIA TRUST
                                              FILE NOS. 333-113364 & 811-5186

                                                         FORM N-14

                                                          PART C

                                                     OTHER INFORMATION
                                                     -----------------

Item 15.  Indemnification

Section 5.2 of the Registrant's Amended and Restated Declaration of Trust provides as follows:

         The Trust shall indemnify each of its Trustees,  officers,  employees,  and agents (including persons who serve at its request as directors,  officers,  employees,  agents or trustees of another  organization  in which it has any interest as a shareholder,  creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise,  as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding,  whether civil or criminal, in which he may be involved or with which he may be threatened,  while in office or  thereafter,  by reason of his being or having been such a trustee,  officer, employee or agent, except with respect to any matter as to which he shall have been  adjudicated to be liable to the Trust or its Shareholders by reason of having acted in bad faith, willful  misfeasance,  gross negligence or reckless  disregard of his duties;  provided,  however,  that as to any matter  disposed  of by a  compromise  payment by such  person,  pursuant  to a consent  decree or  otherwise,  no indemnification  either for said payment or for any other  expenses  shall be provided  unless  approved as in the best  interests of the Trust,  after notice that it involves such  indemnification,  by at least a majority of the disinterested  Trustees  acting on the matter  (provided  that a majority of the  disinterested  Trustees  then in office act on the matter) upon a  determination,  based upon a review of readily  available  facts,  that (i) such person acted in good faith in the reasonable  belief that his or her action was in the best interests of the Trust and (ii) is not  liable to the Trust or the  Shareholders  by reason of  willful  misfeasance,  bad  faith,  gross negligence or reckless  disregard of duties;  or the trust shall have received a written opinion from  independent legal counsel  approved by the Trustees to the effect that (x) if the matter of good faith and  reasonable  belief as to the best  interests of the Trust,  had been  adjudicated,  it would have been  adjudicated  in favor of such person,  and (y) based upon a review of readily available facts such trustee,  officer,  employee or agent did not engage in willful  misfeasance,  gross negligence or reckless disregard of duty. The rights accruing to any Person under these  provisions shall not exclude any other right to which he may be lawfully  entitled;  provided that no
         Person may satisfy any right of indemnity or reimbursement  granted herein or in Section 5.1 or to which he may be otherwise  entitled except out of the property of the Trust, and no Shareholder  shall be personally liable to any
         Person with  respect to any claim for  indemnity  or  reimbursement  or  otherwise.  The Trustees may make advance payments in connection with  indemnification  under this Section 5.2,  provided that the indemnified  person shall have given a written undertaking to reimburse the Trust in the event it is subsequently  determined that he is not entitled  to such  indemnification  and,  provided  further,  that  the  Trust  shall  have  obtained  protection, satisfactory in the sole judgment of the disinterested  Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter),  against losses arising out of such advance payments or such Trustees , or independent legal counsel, in a written opinion, shall have determined,  based upon a review of readily  available  facts that there is reason to believe that such person will be found to be entitled to such indemnification.

Insofar as  indemnification  for  liability  arising  under the  Securities  Act of 1933 ("1933  Act") may be  permitted to trustees,  officers and  controlling  persons of the Registrant  pursuant to the foregoing  provisions,  or otherwise,  the
Registrant has been advised that in the opinion of the Securities and Exchange  Commission such  indemnification is against public  policy  as  expressed  in  the  1933  Act  and  is,  therefore,  unenforceable.  In the  event  that  a  claim  for indemnification  against  such  liabilities  (other than the payment by the  Registrant  of expenses  incurred or paid by a trustee,  officer or controlling person of the Registrant in the successful  defense of any action,  suit or proceeding) is asserted  by such  director,  officer or  controlling  person in  connection  with the  securities  being  registered,  the
Registrant  will,  unless in the opinion of its counsel the matter has been settled by controlling  precedent,  submit to a court of appropriate  jurisdiction  the question whether such  indemnification  by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16.  Exhibits

The following exhibits are incorporated by reference to the previously filed document indicated below, except Exhibits
4(A), 12(A), 14(A) and 16(A):

         (1)      Copies of the charter of the Registrant as now in effect;

                  (A)      Amended  and  Restated  Declaration  of Trust of the  Registrant  as filed in  Massachusetts  on
                           September 23, 1999 and previously  filed with  Post-Effective  Amendment No. 32 to  Registration
                           Statement filed on Form N-1A on October 15, 1999.

         (2)      Copies of the existing by-laws or corresponding instruments of the Registrant;

                  (A)      By-laws  for  the  Registrant   previously  filed  with  Post-Effective   Amendment  No.  35  to
                           Registration Statement filed on Form N-1A on April 27, 2000.

         (3)      Copies of any voting trust agreement  affecting more than five percent of any class of equity  securities of the Registrant;

                  Not Applicable

         (4)      Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

                  (A)        The Plan of  Reorganization  is included in this  registration  statement  as Exhibit A to the
                             Prospectus/Proxy Statement.

         (5)      Copies of all instruments  defining the rights of holders of the securities being  registered  including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

                  (A)       Articles VI, VIII, IX and X of the  Registrant's  Declaration of Trust as previously filed with
                            Post-Effective  Amendment No. 32 to  Registration  Statement  filed on Form N-1A on October 15,
                            1999 and Article 11 of the Registrant's  By-laws filed with Post-Effective  Amendment No. 35 to
                            Registration Statement filed on Form N-1A on April 27, 2000.

         (6)      Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

                  (A)      Form of Investment  Management  Agreement between Registrant and each of Prudential  Investments
                           LLC and American  Skandia  Investment  Services,  Incorporated for each Portfolio was previously filed as Exhibit D to Item 77Q1(E)  with the  Semi-Annual  Report on Form NSAR on September  10,
                           2003.

                  (B)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments  LLC and GAMCO  Investors,  Inc.  for the AST  Gabelli  Small-Cap  Value
                           Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual  Report on Form
                           NSAR on September 10, 2003.

                  (C)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential Investments LLC and Deutsche Asset Management,  Inc. for the AST DeAM Small-Cap Value
                           Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual  Report on Form
                           NSAR on September 10, 2003.

                  (D)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments LLC and Neuberger Berman  Management,  Inc. for the AST Neuberger Berman
                           Mid-Cap Growth  Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual
                           Report on Form NSAR on September 10, 2003.

                  (E)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments LLC and Neuberger Berman  Management,  Inc. for the AST Neuberger Berman
                           Mid-Cap Value  Portfolio was previously  filed as Exhibit D to Item 77Q1(E) with the Semi-Annual
                           Report on Form NSAR on September 10, 2003.

                  (F)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments  LLC and Fred Alger  Management,  Inc. for the AST Alger All-Cap  Growth
                           Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual  Report on Form
                           NSAR on September 10, 2003.

                  (G)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments  LLC  and  GAMCO  Investors,  Inc.  for the AST  Gabelli  All-Cap  Value
                           Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual  Report on Form
                           NSAR on September 10, 2003.

                  (H)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential Investments LLC and T. Rowe Price Associates,  Inc. for the AST T. Rowe Price Natural
                           Resources  Portfolio  was  previously  filed as Exhibit D to Item 77Q1(E)  with the  Semi-Annual
                           Report on Form NSAR on September 10, 2003.

                  (I)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments  LLC and Alliance  Capital  Management  L.P. for the AST Alliance Growth
                           Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual  Report on Form
                           NSAR on September 10, 2003.

                  (J)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments LLC and Massachusetts  Financial Services Company for the AST MFS Growth
                           Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual  Report on Form
                           NSAR on September 10, 2003.

                  (K)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential Investments LLC and J.P. Morgan Investment  Management,  Inc. for the AST J.P. Morgan
                           International  Equity Portfolio was previously filed with the Registration  Statement of the AST
                           William Blair International Growth Portfolio on Form N-14 on March 5, 2004.

                  (L)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments  LLC and Marsico  Capital  Management,  LLC for the AST Marsico  Capital
                           Growth Portfolio was previously  filed as Exhibit D to Item 77Q1(E) with the Semi-Annual  Report on Form NSAR on September 10, 2003.

                  (M)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments LLC and Goldman Sachs Asset  Management,  L.P. for the AST Goldman Sachs
                           Concentrated  Growth  Portfolio  was  previously  filed as  Exhibit D to Item  77Q1(E)  with the
                           Semi-Annual Report on Form NSAR on September 10, 2003.

                  (N)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments  LLC and Deutsche  Asset  Management,  Inc.  for the AST DeAM  Large-Cap
                           Growth Portfolio was previously  filed as Exhibit D to Item 77Q1(E) with the Semi-Annual  Report on Form NSAR on September 10, 2003.

                  (O)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential Investments LLC and Deutsche Asset Management,  Inc. for the AST DeAM Large-Cap Value
                           Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual  Report on Form
                           NSAR on September 10, 2003.

                  (P)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments  LLC and Sanford C. Bernstein & Co., LLC for the AST  Alliance/Bernstein
                           Growth + Value Portfolio was previously  filed as Exhibit D to Item 77Q1(E) with the Semi-Annual
                           Report on Form NSAR on September 10, 2003.

                  (Q)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments  LLC and Sanford C.  Bernstein & Co., LLC for the AST Sanford  Bernstein
                           Core Value  Portfolio  was  previously  filed as Exhibit D to Item 77Q1(E) with the  Semi-Annual
                           Report on Form NSAR on September 10, 2003.

                  (R)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments  LLC and Cohen & Steers  Capital  Management,  Inc.  for the AST Cohen &
                           Steers Realty  Portfolio was previously  filed as Exhibit D to Item 77Q1(E) with the Semi-Annual
                           Report on Form NSAR on September 10, 2003.

                  (S)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments  LLC and Sanford C.  Bernstein & Co., LLC for the AST Sanford  Bernstein
                           Managed  Index  500  Portfolio  was  previously  filed as  Exhibit  D to Item  77Q1(E)  with the
                           Semi-Annual Report on Form NSAR on September 10, 2003.

                  (T)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments  LLC  and  American  Century  Investment  Management,  Inc.  for the AST
                           American  Century Income & Growth  Portfolio was  previously  filed as Exhibit D to Item 77Q1(E)
                           with the Semi-Annual Report on Form NSAR on September 10, 2003.
                  (U)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments LLC and Goldman Sachs Asset  Management,  L.P. for the AST Goldman Sachs
                           Mid-Cap Growth  Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual
                           Report on Form NSAR on September 10, 2003.

                  (V)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments LLC and Alliance Capital Management L.P. for the AST Alliance Growth and
                           Income Portfolio was previously  filed as Exhibit D to Item 77Q1(E) with the Semi-Annual  Report on Form NSAR on September 10, 2003.

                  (W)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments  LLC and  William  Blair &  Company,  LLC  for  the  AST  William  Blair
                           International  Growth  Portfolio  was  previously  filed as Exhibit D to Item  77Q1(E)  with the
                           Semi-Annual Report on Form NSAR on September 10, 2003.

                  (X)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments LLC and Massachusetts  Financial Services Company for the AST MFS Growth
                           with Income  Portfolio was  previously  filed as Exhibit D to Item 77Q1(E) with the  Semi-Annual
                           Report on Form NSAR on September 10, 2003.

                  (Y)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments  LLC and  Deutsche  Asset  Management,  Inc.  for the  AST  DeAM  Global
                           Allocation  Portfolio  was  previously  filed as Exhibit D to Item 77Q1(E) with the  Semi-Annual
                           Report on Form NSAR on September 10, 2003.

                  (Z)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments  LLC  and  American  Century  Investment  Management,  Inc.  for the AST
                           American Century Strategic  Balanced Portfolio was previously filed as Exhibit D to Item 77Q1(E)
                           with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (AA)     Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments  LLC and T. Rowe  Price  International,  Inc.  for the AST T. Rowe Price
                           Global Bond  Portfolio was  previously  filed as Exhibit D to Item 77Q1(E) with the  Semi-Annual
                           Report on Form NSAR on September 10, 2003.

                  (BB)     Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments LLC and Federated Investment Counseling for the AST Federated High Yield
                           Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual  Report on Form
                           NSAR on September 10, 2003.

                  (CC)     Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments  LLC and  Lord  Abbett  & Co.  for the AST  Lord  Abbett  Bond-Debenture
                           Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual  Report on Form
                           NSAR on September 10, 2003.

                  (DD)     Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments LLC and Deutsche Asset Management,  Inc. for the AST DeAM Bond Portfolio
                           was previously  filed as Exhibit D to Item 77Q1(E) with the  Semi-Annual  Report on Form NSAR on
                           September 10, 2003.

                  (EE)     Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments  LLC and  Pacific  Investment  Management  Company LLC for the AST PIMCO
                           Total  Return  Bond  Portfolio  was  previously  filed as  Exhibit  D to Item  77Q1(E)  with the
                           Semi-Annual Report on Form NSAR on September 10, 2003.

                  (FF)     Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments  LLC  and  American  Century  Investment  Management,  Inc.  for the AST
                           American  Century  International  Growth  Portfolio  was  previously  filed as Exhibit D to Item
                           77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (GG)     Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments LLC and Deutsche Asset Management,  Inc. for the AST DeAM  International
                           Equity Portfolio was previously  filed as Exhibit D to Item 77Q1(E) with the Semi-Annual  Report on Form NSAR on September 10, 2003.

                  (HH)     Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments LLC and Massachusetts  Financial Services Company for the AST MFS Global
                           Equity Portfolio was previously  filed as Exhibit D to Item 77Q1(E) with the Semi-Annual  Report on Form NSAR on September 10, 2003.

                  (II)     Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments  LLC and Pilgrim  Baxter & Associates,  Ltd. for the AST PBHG  Small-Cap
                           Growth Portfolio was previously  filed as Exhibit D to Item 77Q1(E) with the Semi-Annual  Report on Form NSAR on September 10, 2003.

                  (JJ)     Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments  LLC and Deutsche  Asset  Management,  Inc.  for the AST DeAM  Small-Cap
                           Growth Portfolio was previously  filed as Exhibit D to Item 77Q1(E) with the Semi-Annual  Report on Form NSAR on September 10, 2003.

                  (KK)     Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments LLC and Federated Investment Counseling for the AST Federated Aggressive
                           Growth Portfolio was previously  filed as Exhibit D to Item 77Q1(E) with the Semi-Annual  Report on Form NSAR on September 10, 2003.

                  (LL)     Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments LLC and Goldman Sachs Asset  Management,  L.P. for the AST Goldman Sachs
                           Small-Cap  Value  Portfolio  was  previously  filed  as  Exhibit  D to  Item  77Q1(E)  with  the
                           Semi-Annual Report on Form NSAR on September 10, 2003.

                  (MM)     Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments  LLC and INVESCO Funds Group,  Inc. for the AST INVESCO  Capital  Income
                           Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual  Report on Form
                           NSAR on September 10, 2003.

                  (NN)     Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments LLC and T. Rowe Price  Associates,  Inc. for the AST T. Rowe Price Asset
                           Allocation  Portfolio  was  previously  filed as Exhibit D to Item 77Q1(E) with the  Semi-Annual
                           Report on Form NSAR on September 10, 2003.

                  (OO)     Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments  LLC and  Pacific  Investment  Management  Company LLC for the AST PIMCO
                           Limited  Maturity  Bond  Portfolio  was  previously  filed as Exhibit D to Item 77Q1(E) with the
                           Semi-Annual Report on Form NSAR on September 10, 2003.

                  (PP)     Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments LLC and Wells Capital Management,  Incorporated for the AST Money Market
                           Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual  Report on Form
                           NSAR on September 10, 2003.

         (7)      Copies of each underwriting or distribution contract between the Registrant and a principal  underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

                  (A)      Sales  Agreement  between  Registrant  and  American  Skandia  Life  Assurance  Corporation  was
                           previously filed with  Post-Effective  Amendment No. 25 to Registration  Statement filed on Form
                           N-1A on March 2, 1998.

         (8)      Copies of all bonus,  profit  sharing,  pension,  or other similar  contracts or  arrangements  wholly or partly for the benefit of trustees or officers of the  Registrant  in their  capacity as such.  Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

                  Not Applicable

         (9)      Copies of all  custodian  agreements  and  depository  contracts  under Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

(A)      Amended and Restated Custody  Agreement  between  Registrant and Morgan Stanley Trust Company was previously filed with  Post-Effective  Amendment No. 27 to  Registration  Statement filed on Form N-1A on October
                           16, 1998.

(B)      Foreign  Custody  Manager  Delegation  Amendment  was  previously  filed with  Post-Effective  Amendment No. 27 to
                           Registration Statement filed on Form N-1A on October 16, 1998.

(C)      Amended  Custodian   Agreement  between   Registrant  and  Provident  National  Bank  was  previously  filed  with
                           Post-Effective Amendment No. 25 to Registration Statement filed on Form N-1A on March 2, 1998.

(D)      Amendment to Custodian  Services  Agreement  between  Registrant  and PNC Bank,  N.A.  was  previously  filed with
                           Post-Effective  Amendment  No. 27 to  Registration  Statement  filed on Form N-1A on October 16,
                           1998.

(E)      Amendment  to Custodian  Services  Agreement  between  Registrant  and PFPC Trust  Company  previously  filed with
                           Post-Effective Amendment No. 35 to Registration Statement filed on Form N-1A on April 27, 2000.

(F)      Amended  Transfer  Agency  Agreement  between  Registrant  and  Provident  Financial  Processing  Corporation  was
                           previously filed with  Post-Effective  Amendment No. 25 to Registration  Statement filed on Form
                           N-1A on March 2, 1998.

         (10)     Copies  of any  plan  entered  into by  Registrant  pursuant  to Rule  12b-1  under  the 1940 Act and any agreements  with any person relating to  implementation  of the plan, and copies of any plan entered into by  Registrant  pursuant  to Rule 18f-3 under the 1940 Act,  any  agreement  with any person  relating to implementation  of the plan,  any amendment to the plan,  and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

                  (A)        Form of Rule 12b-1 plan previously filed with Post-Effective  Amendment No. 35 to Registration
                             Statement filed on Form N-1A on April 27, 2000.

         (11)     An opinion  and consent of counsel as to the  legality of the  securities  being  registered,  indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

                  (A)      Opinion and consent of counsel was  previously  filed with  Post-Effective  Amendment  No. 48 to
                           Registration Statement filed on Form N-1A on April 30, 2003.

         (12)     An opinion,  and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service,  supporting the tax matters and consequences to shareholders discussed in the prospectus;

                  (A)      Form of Opinion and Consent of Counsel  Supporting Tax Matters and  Consequences to Shareholders
                           is filed herewith as Exhibit No. 12(A).

         (13)     Copies of all material  contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

(A)      Amended Administration  Agreement between Registrant and Provident Financial Processing Corporation was previously filed with  Post-Effective  Amendment  No. 25 to  Registration  Statement  filed on Form N-1A on
                           March 2, 1998.

(B)      Service Agreement between American Skandia Investment  Services,  Incorporated and Kemper Investors Life Insurance
                           Company was previously  filed with  Post-Effective  Amendment No. 21 to  Registration  Statement
                           filed on Form N-1A on February 27, 1997.

         (14)     Copies of any other opinions,  appraisals,  or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

(A)      Consent of independent auditors, KPMG LLP, is filed herewith as Exhibit No. 14(A).

                  (B)      Consent of independent auditors, Deloitte & Touche LLP, is filed herewith as Exhibit No. 14(B).

         (15)     all financial statements omitted pursuant to Items 14(a)(1);

                  Not Applicable

         (16)     Manually signed copies of any power of attorney  pursuant to which the name of any person has been signed to the registration statement; and

                  (A)       Powers of Attorney is filed herewith as Exhibit No. 16(A).

         (17)     Any additional exhibits which the registrant may wish to file.

                  Not Applicable

Item 17.  Undertakings

                  (a)      The  undersigned  Registrant  agrees  that  prior to any  public  reoffering  of the  securities registered  through the use of prospectus  which is part of this  registration  statement by any person or party who is deemed to be an  underwriter  within the  meaning  of Rule  145(c) of the
                           Securities  Act,  the  reoffering  prospectus  will  contain the  information  called for by the applicable  registration  form for  reofferings  by persons who may be deemed  underwriters,  in addition to the information called for by the other items of the applicable form.

                  (b)      The undersigned  Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the  registration  statement and will not be used until the amendment is  effective,  and that, in  determining  any liability  under the 1933 Act, each post-effective  amendment shall be deemed to be a new registration  statement for the securities offered  therein,  and the  offering  of the  securities  at that time shall be deemed to be the initial bona fide offering of them.

                                                        SIGNATURES
                                                        ----------

As required by the Securities Act of 1933,  this  registration  statement has been signed on behalf of the  Registrant,  in the City of Shelton and State of Connecticut,  on the 12th day of April , 2004.  This Amendment meets all the  requirements for effectiveness under paragraph (b) of rule 485 under the Securities Act of 1933.

                                                                       American Skandia Trust
                                                                       ----------------------
                                                                       (Registrant)

                                                                       By: /s/Edward P. Macdonald
                                                                           ----------------------
                                                                           Edward P. Macdonald
                                                                           Assistant Secretary

         As required by the  Securities  Act of 1933,  this  Registration  Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                            Title                              Date
---------                                            -----                              ----

David R. Odenath*                           Trustee and President (Principal            4/12/04
----------------                                                                        -------
David R. Odenath                            Executive Officer)

Grace Torres                                Treasurer (Principal                        4/12/04
------------                                                                            -------
Grace Torres                                Financial and Accounting
                                            Officer)

Delayne Dedrick Gold*                       Trustee                                     4/12/04
--------------------                                                                    -------
Delayne Dedrick Gold

Saul K. Fenster*                            Trustee                                     4/12/04
----------------                                                                        -------
Sauk K. Fenster, Ph.D.

Robert F. Gunia*                            Trustee                                     4/12/04
---------------                                                                         -------
Robert F. Gunia

W. Scott McDonald, Jr.*                     Trustee                                     4/12/04
----------------------                                                                  -------
W. Scott McDonald, Jr.

Thomas T. Mooney*                           Trustee                                     4/12/04
----------------                                                                        -------
Thomas T. Mooney

Thomas M. O'Brien*                          Trustee                                     4/12/04
-----------------                                                                       -------
Thomas M. O'Brien

John A. Pileski*                            Trustee                                     4/12/04
---------------                                                                         -------
John A. Pileski

F. Don Schwartz*                            Trustee                                     4/12/04
---------------                                                                         -------
F. Don Schwartz

                                   *By:  /s/Edward P. Macdonald
                                       ------------------------
                                       Edward P. Macdonald
                                       *Pursuant to Powers of Attorney previously filed

                                                  AMERICAN SKANDIA TRUST
                                            REGISTRATION STATEMENT ON FORM N-14
                                                       EXHIBIT INDEX

------------------------------ ------------------------------------------------------------------- -------------------
EXHIBIT NO.                    DESCRIPTION                                                         LOCATION
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(A)                         Amended and Restated Declaration of Trust of the Registrant         *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(2)(A)                         By-laws for the Registrant                                          *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(5)(A)                         Articles VI, VIII, IX and X of the Registrant's Declaration of      *
                               Trust
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(A)                         Form of Investment Management Agreement between Registrant and      *
                               each of Prudential Investments LLC and American Skandia
                               Investment Services, Incorporated for each Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(B)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               GAMCO Investors, Inc. for the AST Gabelli Small-Cap Value
                               Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(C)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Deutsche Asset Management, Inc. for the AST DeAM Small-Cap Value
                               Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(D)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Neuberger Berman Management, Inc. for the AST Neuberger Berman
                               Mid-Cap Growth Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(E)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Neuberger Berman Management, Inc. for the AST Neuberger Berman
                               Mid-Cap Value Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(F)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Fred Alger Management, Inc. for the AST Alger All-Cap Growth
                               Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(G)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               GAMCO Investors, Inc. for the AST Gabelli All-Cap Value Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(H)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               T. Rowe Price Associates, Inc. for the AST T. Rowe Price Natural
                               Resources Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(I)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Alliance Capital Management L.P. for the AST Alliance Growth
                               Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(J)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Massachusetts Financial Services Company for the AST MFS Growth
                               Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(K)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               J.P. Morgan Investment Management, Inc. for the AST J.P. Morgan
                               International Equity Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(L)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Marsico Capital Management, LLC for the AST Marsico Capital
                               Growth Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(M)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Goldman Sachs Asset Management, L.P. for the AST Goldman Sachs
                               Concentrated Growth Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(N)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Deutsche Asset Management, Inc. for the AST DeAM Large-Cap Growth
                               Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(O)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Deutsche Asset Management, Inc. for the AST DeAM Large-Cap Value
                               Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(P)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Sanford C. Bernstein & Co., LLC for the AST Alliance/Bernstein
                               Growth + Value Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(Q)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Sanford C. Bernstein & Co., LLC for the AST Sanford Bernstein
                               Core Value Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(R)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Cohen & Steers Capital Management, Inc. for the AST Cohen &
                               Steers Realty Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(S)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Sanford C. Bernstein & Co., LLC for the AST Sanford Bernstein
                               Managed Index 500 Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(T)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               American Century Investment Management, Inc. for the AST American
                               Century Income & Growth Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(U)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Goldman Sachs Asset Management, L.P. for the AST Goldman Sachs
                               Mid-Cap Growth Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(V)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Alliance Capital Management L.P. for the AST Alliance Growth and
                               Income Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(W)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               William Blair & Company, LLC for the AST William Blair
                               International Growth Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(X)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Massachusetts Financial Services Company for the AST MFS Growth
                               with Income Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(Y)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Deutsche Asset Management , Inc. for the AST DeAM Global
                               Allocation Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(Z)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               American Century Investment Management, Inc. for the AST American
                               Century Strategic Balanced Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(AA)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               T. Rowe Price International, Inc. for the AST T. Rowe Price
                               Global Bond Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(BB)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Federated Investment Counseling for the AST Federated High Yield
                               Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(CC)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Lord Abbett & Co. for the AST Lord Abbett Bond-Debenture Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(DD)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Deutsche Asset Management, Inc. for the AST DeAM Bond Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(EE)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Pacific Investment Management Company LLC for the AST PIMCO Total
                               Return Bond Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(FF)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               American Century Investment Management, Inc. for the AST American
                               Century International Growth Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(GG)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Deutsche Asset Management, Inc. for the AST DeAM International
                               Equity Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(HH)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Massachusetts Financial Services Company for the AST MFS Global
                               Equity Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(II)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Pilgrim Baxter & Associates, Ltd. for the AST PBHG Small-Cap
                               Growth Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(JJ)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Deutsche Asset Management, Inc. for the AST DeAM Small-Cap Growth
                               Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(KK)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Federated Investment Counseling for the AST Federated Aggressive
                               Growth Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(LL)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Goldman Sachs Asset Management, L.P. for the AST Goldman Sachs
                               Small-Cap Value Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(MM)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               INVESCO Funds Group, Inc. for the AST INVESCO Capital Income
                               Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(NN)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               T. Rowe Price Associates, Inc. for the AST T. Rowe Price Asset
                               Allocation Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(OO)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Pacific Investment Management Company LLC for the AST PIMCO
                               Limited Maturity Bond Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(PP)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Wells Capital Management, Incorporated for the AST Money Market
                               Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(7)(A)                         Sales Agreement between Registrant and American Skandia Life        *
                               Assurance Corporation
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(9)(A)                         Amended and Restated Custody Agreement between Registrant and       *
                               Morgan Stanley Trust Company
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(9)(B)                         Foreign Custody Manager Delegation Amendment                        *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(9)(C)                         Amended Custodian Agreement between Registrant and Provident        *
                               National Bank
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(9)(D)                         Amendment to Custodian Services Agreement between Registrant and    *
                               PNC Bank, N.A.
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(9)(E)                         Amendment to Custodian Services Agreement between Registrant and    *
                               PFPC Trust Company
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(9)(F)                         Amended Transfer Agency Agreement between Registrant and            *
                               Provident Financial Processing Corporation
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(10)(A)                        Form of Rule 12b-1 plan                                             *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(11)(A)                        Opinion and consent of counsel                                      *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(12)(A)                        Form of Opinion and Consent of Counsel Supporting Tax Matters and   Attached
                               Consequences to Shareholders
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(13)(A)                        Amended Administration Agreement between Registrant and Provident   *
                               Financial Processing Corporation
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(13)(B)                        Service Agreement between American Skandia Investment Services,     *
                               Incorporated and Kemper Investors Life Insurance Company
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(14)(A)                        Consent of independent auditors, KPMG LLP                           Attached
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(14)(B)                        Consent of independent auditors, Deloitte & Touche LLP              Attached
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(16)(A)                        Powers of Attorney                                                  *
------------------------------ ------------------------------------------------------------------- -------------------